                                                      '33 ACT FILE NO.333-40455
                                                      '40 ACT FILE NO.811-08495

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                             ON JANUARY 2, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

                         PRE-EFFECTIVE AMENDMENT NO. 1


                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

                                AMENDMENT NO. 1


                        (CHECK APPROPRIATE BOX OR BOXES)
                       NATIONWIDE INVESTING FOUNDATION III
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   NATIONWIDE MID CAP GROWTH FUND
                   NATIONWIDE GROWTH FUND
                   NATIONWIDE FUND
                   NATIONWIDE S&P 500 INDEX FUND
                   NATIONWIDE BOND FUND
                   NATIONWIDE TAX-FREE INCOME FUND

                   NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                   NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND NATIONWIDE MONEY MARKET FUND


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855

      MR. DAVID E. SIMAITIS                 SEND COPIES OF COMMUNICATIONS TO:
       ONE NATIONWIDE PLAZA                         DRUEN, DIETRICH,
        COLUMBUS, OHIO 43215                      REYNOLDS AND KOOGLER
(NAME AND ADDRESS OF AGENT FOR SERVICE)            ONE NATIONWIDE PLAZA
                                                    COLUMBUS, OHIO 43215

Approximate Date of Proposed Public Offering:
         As soon as practical after the Registration Statement becomes effective.

         In accordance with Rules 24f-1 and 24f-2 under the Investment Company Act of 1940, upon the effective date of its registration statement, Registrant shall be deemed to have registered an indefinite amount of securities and will pay registration fees no later than 90 days after its fiscal year end.

         The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                       NATIONWIDE INVESTING FOUNDATION III
NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND

                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                   LOCATION

                                     PART A
Item 1.           Cover Page                                                    Cover Page
Item 2.           Synopsis                                                      Summary of Fund Expenses
Item 3.           Condensed Financial Information                               *
Item 4.           General Description of Registrant                             Objectives, and Management;
                                                                                Investment Techniques,
                                                                                Considerations and Risk
                                                                                Factors
Item 5.           Management of the Fund                                        Management of the Trust
Item 6.           Capital Stock and Other Securities                            Additional Information;
                                                                                Distributions and Taxes
Item 7.           Purchase of Securities Being Offered                          How to Purchase Shares
Item 8.           Redemption or Repurchase                                      How to Sell (Redeem) Shares
Item 9.           Pending Legal Proceedings                                     *

                                     PART B
Item 10.          Cover Page                                                    Cover Page
Item 11.          Table of Contents                                             Table of Contents
Item 12.          General Information and History                               General Information and
                                                                                History
Item 13.          Investment Objectives and Policies                            Additional Information on
                                                                                Portfolio Instruments
                                                                                and Investment Policies;
                                                                                Investment Restrictions
Item 14.          Management of the Registrant                                  Trustees and Officers of the Trust
Item 15.          Control Persons and Principal Holders
                  of Securities                                                 *
Item 16.          Investment Advisory and Other Services                        Investment Advisory and Other
                                                                                Services
Item 17.          Brokerage Allocation                                          Brokerage Allocation
Item 18.          Capital Stock and Other Securities                            Additional Information
Item 19.          Purchase, Redemption and Pricing
                  of Securities Being Offered                                   *
Item 20.          Tax Status                                                    Additional General Tax Information
Item 21.          Underwriters                                                  *
Item 22.          Calculation of Yield Quotations of
                  Money Market Funds                                            Calculating Money Market Fund Yield

Item 23.          Financial Statements                                          *


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.

* Not applicable or negative answer.

This Prospectus provides
you with information you
should know before
investing in the Funds.
Read it and keep it for
future reference.

A Statement of Additional
Information dated January
  , 1998, incorporated
herein by reference and
containing further
information about the
Funds, has been filed with
the Securities and
Exchange Commission. You
may obtain a copy without
charge by calling or
writing Nationwide
Advisory Services, Inc.
(NAS), Three Nationwide
Plaza, P.O. Box 1492,
Columbus, Ohio 43216-1492.


Nationwide Investing
Foundation III ("NIF-III"
or the "Trust") is an
open-end management
investment company.

NIF-III was created under
the laws of Ohio, as an
Ohio business trust as of
October 30, 1997. The
Trust offers shares in
nine separate mutual
funds, each with its own
investment objectives.
This Prospectus relates to
the following eight funds
(collectively, the
"Funds"):
Nationwide Mid Cap Growth
Fund
Nationwide Growth Fund
Nationwide Fund
(together referred to as
the "Stock Funds")
Nationwide Bond Fund
Nationwide Tax-Free
       Income Fund
Nationwide Long-Term
       U.S. Government
       Bond Fund
Nationwide Intermediate
       U.S. Government
       Bond Fund
(together referred to as
the "Bond Funds")
Nationwide Money Market
Fund


Except for the Money
Market Fund, this
Prospectus offers Class D
shares of the Funds, which
are sold with a front end
sales charge. Except for
the Money Market Fund, it
is anticipated that the
Funds will offer two other
classes of shares
beginning in March 1998.
See page 11 for additional
information about
purchasing Class D shares
of the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE NATIONWIDE MONEY MARKET FUND IS
NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT
AND THERE CAN BE NO ASSURANCE THAT THE NATIONWIDE MONEY
MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.
                        Three Nationwide Plaza - P.O.
                        Box 1492
                        Columbus, Ohio 43216-1492

                        January   , 1998


                        Call toll-free 1-800-848-0920
                        for information, assistance,
                        and wire orders, 8 AM-5 PM

                        Call toll-free 1-800-637-0012
                        for 24-hour account access

                        FAX: (614) 249-8705

                                    CONTENTS


                              A Brief Overview of the Funds..............    2
                              Summary of Fund Expenses...................    3
                              Which Fund Is Right for You................    4
                              Objectives And Management..................    6
                              Investment Techniques, Considerations and
                                Risk Factors.............................   12
                              Minimum Investment.........................   18
                              How to Purchase Shares.....................   19
                              How to Sell (Redeem) Shares................   20
                              Investor Strategies........................   21
                              Investor Privileges........................   22
                              Investor Services..........................   24
                              Management of the Trust....................   25
                              Distributions and Taxes....................   26
                              Tax Advantages of the Tax-Free Income
                                Fund.....................................   27
                              Performance Advertising for the Funds......   28
                              Additional Information.....................   28



                                                           NATIONWIDE

                                                            FAMILY OF
                                                              FUNDS
                                                   NATIONWIDE
                                                   MID CAP
                                                   GROWTH FUND
                                                   Capital Appreciation --
                                                   Mid size companies
                                                   NATIONWIDE
                                                   GROWTH FUND
                                                   Capital Appreciation --
                                                   Companies of all sizes
                                                   NATIONWIDE FUND
                                                   Total Return --
                                                   Generally larger companies
                                                   NATIONWIDE
                                                   BOND FUND
                                                   Monthly Income --
                                                   Investment grade
                                                   debt securities
                                                   NATIONWIDE TAX-FREE
                                                   INCOME FUND
                                                   Monthly Income --
                                                   Free from Federal income
                                                   taxes
                                                   NATIONWIDE
                                                   LONG-TERM
                                                   U.S. GOVERNMENT
                                                   BOND FUND
                                                   Monthly Income --
                                                   U.S. Gov't securities with
                                                   long-term average
                                                   duration
                                                   NATIONWIDE
                                                   INTERMEDIATE
                                                   U.S. GOVERNMENT
                                                   BOND FUND
                                                   Monthly Income --
                                                   U.S. Gov't securities
                                                   with intermediate
                                                   average duration
                                                   NATIONWIDE
                                                   MONEY MARKET FUND
                                                   Monthly Income --
                                                   Current money market rates

A BRIEF OVERVIEW OF THE FUNDS



WHAT ARE THE INVESTMENT OBJECTIVES OF THE FUNDS?



THE STOCK FUNDS -- The Mid Cap Growth Fund and Growth Fund each seek long-term capital appreciation while the Nationwide Fund seeks total return from a combination of capital appreciation and current income.



THE BOND FUNDS -- Each of the Bond Funds (except the Tax-Free Income Fund) seeks as a high level of income as is consistent with preservation of capital. The Tax-Free Income Fund seeks as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital through investing in investment grade municipal obligations.



THE MONEY MARKET FUND -- The Money Market Fund seeks a high level of income with preservation of capital and maintenance of liquidity. The Fund will attempt to maintain a stable net asset value of $1 per share.



HOW WILL THE FUNDS ATTEMPT TO ACHIEVE THEIR INVESTMENT OBJECTIVES?



THE STOCK FUNDS -- The Stock Funds will primarily invest in equity securities, generally common stocks. The Mid Cap Growth Fund will generally invest in equity securities of mid cap companies, the Nationwide Fund in equity securities of larger companies and the Growth Fund in equity securities of companies of all sizes.



THE BOND FUNDS -- The Bond Funds will invest primarily in investment-grade fixed income securities with various lengths of maturities or duration. The U.S. Government Bond Funds will concentrate investments in securities of the U.S. Government and its agencies and instrumentalities; the Bond Fund will invest primarily in a combination of corporate and U.S. Government fixed income securities and the Tax-Free Income Fund will invest primarily in municipal securities.


THE MONEY MARKET FUND -- The Money Market Fund will invest primarily in high-quality money market instruments maturing in 397 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


Each of the Funds (except the Money Market Fund) involves the risk that the value of a Fund's shares will fluctuate in response to economic conditions, interest rates and market perception. The Stock Funds are generally more volatile than the Bond Funds while Bond Funds tend to be affected more by changes in interest rates.


WHAT CLASSES OF SHARES ARE AVAILABLE?


The Stock and Bond Funds currently offer Class D shares which are purchased with a front-end sales charge but no 12b-1 fee. The Money Market Fund has no sales charge or 12b-1 fee.


HOW DO I PURCHASE AND REDEEM SHARES?


You can purchase or redeem shares on any day that the Funds are open for business through a representative of Nationwide Advisory Services, Inc. ("NAS") or directly with the Funds. See "How to Purchase Shares" and "How to Sell (Redeem) Shares" in this Prospectus for more information.


HOW ARE DIVIDENDS PAID?


Dividends are distributed quarterly by the Stock Funds and distributed monthly by the Bond and Money Market Funds. Capital gains, if any, are paid at least annually by each Fund.



WHO IS THE FUNDS' INVESTMENT ADVISER?



NAS is the investment manager, administrator and distributor of the Funds. NAS is a wholly-owned subsidiary of Nationwide Life Insurance Company.

                           NATIONWIDE FAMILY OF FUNDS


SUMMARY OF
FUND EXPENSES

This summary helps you
understand the various
costs and expenses you
will bear, directly or
indirectly, when investing
in the Funds.


Nationwide Mid Cap Growth
           Fund


Nationwide Growth Fund


Nationwide Fund


Nationwide Bond Fund


Nationwide Tax-Free

       Income Fund

Nationwide Long-Term

       U.S. Government
       Bond Fund

Nationwide Intermediate

       U.S. Government
       Bond Fund

Nationwide Money Market
           Fund

                      SHAREHOLDER TRANSACTION EXPENSES FOR CLASS D SHARES (OTHER THAN MONEY MARKET FUND)


                                                                                            LONG-TERM
                                              MID                               TAX-FREE      U.S.       INTERMEDIATE     MONEY
                                              CAP     GROWTH    FUND    BOND     INCOME       GOV'T       U.S. GOV'T      MARKET
                                 Maximum
                                   Sales
                                   Charge
                                   Imposed on
                                   Purchases* 4.50%   4.50%     4.50%   4.50%    4.50%        4.50%         4.50%          None
                                   (as a
                                   percentage
                                   of
                                   offering
                                   price)
                                 Maximum
                                   Contingent
                                   Deferred
                                   Sales
                                   Charge on
                                  Redemptions None     None     None    None      None         None          None          None
                                 Redemption
                                   Fee**      None     None     None    None      None         None          None          None
                                   (as a
                                   percentage
                                   of amount
                                   redeemed,
                                   if
                                  applicable)


                        * Lower sales charges are available as the amount of the
                      investment increases. To receive even greater sales charge discounts, investors may also include the value of Class D shares held in certain other accounts (including household family members' accounts). See pages 18-19.

                       ** A $5 fee will be deducted from the proceeds of any
                      redemptions wired to your bank. A fee also will be charged if you utilize Western Union's Quick Cash service; this fee is $9.50 per $10,000 redeemed. See "How to Sell (Redeem) Shares" for more information.


                      ANNUAL FUND OPERATING EXPENSES***
                      (as a percentage of average net assets)


                                                                                            LONG-TERM
                                            MID                                 TAX-FREE      U.S.       INTERMEDIATE     MONEY
                                            CAP     GROWTH    FUND     BOND      INCOME       GOV'T       U.S. GOV'T      MARKET
                                 Management
                                   Fees     .60%     .58%      .57%    .50%        .50%        .50%           .50%          .40%
                                 12b-1
                                   Fees     None     None      None    None        None        None           None          None
                                 Other
                                  Expenses  .38%     .20%      .15%    .29%        .18%        .27%           .29%          .20%
                                           -----    -----     -----    -----      -----       -----          -----         -----
                                 Total
                                   Fund
                                 Operating
                                  Expenses  .98%     .78%      .72%    .79%        .68%        .77%           .79%          .60%



                      Example:


                      The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge.



                                                                                              LONG-TERM
                                                MID                               TAX-FREE      U.S.       INTERMEDIATE    MONEY
                                                CAP     GROWTH    FUND    BOND     INCOME       GOV'T       U.S. GOV'T     MARKET
                                  1 Year        $ 55     $ 53     $52     $53       $ 52        $  53          $ 53         $  6
                                  3 Years       $ 75     $ 69     $67     $69       $ 66        $  68          $ 69         $ 19



                      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                      *** For a more detailed explanation of these expenses, see
                          "Management of the Trust" below. Other expenses are estimates for the fiscal year ending October 31, 1998.

                           NATIONWIDE FAMILY OF FUNDS

Each Fund is a separate, diversified investment fund of the Trust, which was organized as of October 30, 1997, as an Ohio business trust. The Trust is registered and operates as an open-end management investment company. Each Fund was organized for the purposes of acquiring all of the assets and liabilities of one or more separate series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and/or Financial Horizons Investment Trust ("FHIT") (together called the "Former Trusts"), to effect a reorganization of each series of the Former Trusts with and into a separate series of NIF III. Subject to shareholder approval, such reorganization is anticipated to be completed during the first quarter of 1998. Each Fund and its corresponding series of a Former Trust are as follows:

             FUND                   SERIES OF THE FORMER TRUST
-------------------------------   ------------------------------
Mid Cap Growth Fund               Growth Fund of FHIT
Growth Fund                       Growth Fund of NIF
Nationwide Fund                   Nationwide Fund of NIF
Bond Fund                         Bond Fund of NIF
Tax-Free Income Fund              Tax-Free Income Fund of NIF II
                                  and Municipal Bond Fund of
                                  FHIT
Long-Term U.S. Government Bond    Government Bond Fund of FHIT
  Fund
Intermediate U.S. Government      U.S. Government Income Fund of
  Bond Fund                       NIF II
Money Market Fund                 Money Market Fund of NIF and
                                  Cash Reserve Fund of FHIT


Class D shares are available for purchase by (1) shareholders receiving Class D shares or Money Market Fund shares as a result of the reorganization if the shareholder is purchasing in the same capacity and through the same account, and
(2) shareholders entitled to purchase shares of a Fund at net asset value as described in "Net Asset Value Purchase Privilege" below.


WHICH FUND IS RIGHT FOR YOU?

Long-term and short-term goals require different financial planning. Whether you're seeking greater growth opportunity, looking for more income, or a combination of both, Nationwide's Family of Funds, strategies, and services may help.

While there is careful selection of securities and constant supervision of the Funds, there can be no guarantee that a Fund's investment objective will be achieved.

CONSIDER YOUR TIME FRAME


For long-term goals, you have the luxury of time on your side. With goals five or more years away -- where growth of your investments is the highest priority -- you may want to consider Nationwide's Stock Funds. These Stock Funds provide greater long-term return potential through portfolios of common stocks with a higher degree of risk.



If you're seeking greater income today or have intermediate to long-term goals -- you may want to consider Nationwide's Bond Funds. These Bond Funds invest in high-quality and investment grade bonds, providing monthly income and normally providing greater price stability than stock funds. Plus, it is also possible to have some capital appreciation in these Bond Funds.


For short-term goals such as saving for next year's needs, an emergency reserve, or as a temporary "parking place" for your money, the Money Market Fund may be more appropriate for you. This Fund provides investors with greater stability of principal while providing current monthly income.

Most investors have a combination of long and short-term goals. By investing in one or more of the Funds, you may be able to satisfy many of your investment needs.

ASSESS YOUR TOLERANCE FOR RISK

Where you choose to invest depends as much on your tolerance for risk as on your desire for reward. Opportunity and risk go hand-in-hand. Generally the greater the potential long-term opportunity, the greater the potential risk.

The most common risk people associate with investing is short-term market risk -- the day-to-day fluctuation of an investment's value. Although short-term market risk cannot be eliminated, the Funds' portfolio managers seek to minimize this risk by investing primarily in quality securities.

Investors looking for greater growth in our Stock Funds should be willing to accept greater account value fluctuation. A wide range of factors -- corporate earnings potential, interest rates, competition, and other economic conditions -- can cause both downward and upward share price changes.


In the past, investors with a long-term time horizon and a tolerance for fluctuation have typically been rewarded. Despite years when short-term returns have not been satisfactory, over most long-term holding periods, money invested in common stocks has grown more than money invested in fixed income securities.



Bond funds generally provide investors with greater price stability than stock funds. More predictable investments may make an investor more comfortable, but historically the total return in bond funds has been less than in stock funds. Prevailing interest rates, more than any other factor, contribute to price

                           NATIONWIDE FAMILY OF FUNDS

fluctuation in bond funds, and long-term bonds are generally affected more than shorter-term bonds.


Investors who would prefer not to have their investment principal fluctuate should consider the Money Market Fund. While it provides greater price stability than the other Funds, it has less long-term return potential.



One of the biggest risks investors may face is being too conservative, thereby not earning enough return on their investments to achieve their future goals. Another big risk to consider is inflation. The amount of money needed to satisfy a financial goal (after taking inflation into consideration) may dictate investment in a Fund with the potential for greater returns. Although common stocks are generally more volatile, historically they have provided higher returns than bonds or money market instruments and their returns have exceeded inflation over long periods.



Procrastination is yet another risk investors must consider. Delay, and you take the chance that there may not be enough time to attain your objective. Start early and invest regularly in funds with growth opportunities, and you stand a better chance to reach your financial goals.


For more information concerning the risk factors of the Funds, see "Investment Techniques, Considerations and Risk Factors."

CONSIDER YOUR TAX BRACKET


For investors seeking to shelter their investment income from Federal income taxes, the Tax-Free Income Fund may be an appropriate investment. The tax-equivalent yield of this Fund can be especially appealing for investors in the 28% or higher tax brackets. To determine if such an investment may be right for you, see "Tax Advantages of the Tax-Free Income Fund."

                           OBJECTIVES AND MANAGEMENT

THE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE & POLICY: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid size companies.


- LONG-TERM GROWTH WITH CAPITAL APPRECIATION.

- EQUITY PORTFOLIO -- GENERALLY MID CAP COMPANIES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Mid Cap Growth Fund generally falls on this continuum.

       ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of mid cap companies. The Fund defines mid cap companies as those with market capitalization or sales in the range between $300 million and $8 billion, but will generally focus on companies between $300 million and $5 billion. The equity securities in which the Fund will invest are generally common stocks or securities convertible into common stocks ("convertible securities").

    Investments are made in equity securities of many different companies and industries which provide diversification to help minimize risk.


PORTFOLIO MANAGER: John M. Schaffner, MBA, CFA -- is the portfolio manager for the Nationwide Mid Cap Growth Fund. He has been with Nationwide since 1977 and has managed the FHIT Growth Fund which is the predecessor to the Mid Cap Growth Fund from June 1989 through December 1995 and resumed managing the Fund in August 1997. Mr. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.


THE GROWTH FUND
INVESTMENT OBJECTIVE & POLICY: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes.

- LONG-TERM GROWTH WITH CAPITAL APPRECIATION.

- EQUITY PORTFOLIO -- COMPANIES OF ALL SIZES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Growth Fund generally falls on this continuum.

       ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies of all sizes. Equity securities in which the Fund will invest generally are common stocks and convertible securities.

    Investments are made in equity securities of many different companies and industries which provide diversification to help minimize risk.


PORTFOLIO MANAGER: John M. Schaffner, MBA, CFA -- is the portfolio manager for the Nationwide Growth Fund. He has been with Nationwide since 1977 and has managed the NIF Growth Fund which is the predecessor to the Growth Fund since June 1981. Mr. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.


THE NATIONWIDE FUND
INVESTMENT OBJECTIVE & POLICY: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations.


- TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME.


- COMMON STOCK PORTFOLIO -- GENERALLY LARGER COMPANIES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Nationwide Fund generally falls on this continuum.


             ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis is placed on capital appreciation and current income. The Fund seeks to maximize

                           OBJECTIVES AND MANAGEMENT


shareholder returns through a diversified portfolio where the primary emphasis is given to equity securities, especially common stocks. Although not limited to these investments, in the past the majority of the portfolio assets of the Fund's predecessor, NIF Nationwide Fund, normally consisted of the common stocks of well-known, larger companies.

    Investments are made in securities of many different companies and industries which provide diversification to help minimize risk.

PORTFOLIO MANAGER: Charles Bath, MBA, CFA, CPA -- is the portfolio manager of the Nationwide Fund. Mr. Bath joined Nationwide as a securities analyst and has managed the NIF Nationwide Fund, predecessor to the Nationwide Fund since 1985. He graduated with a Bachelor of Science in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a Certified Public Accountant and a Chartered Financial Analyst.

ADDITIONAL INFORMATION CONCERNING THE STOCK FUNDS

Equity securities include common stock, preferred stock, convertible securities and warrants, and the Stock Funds may invest in both domestic and foreign issues. The Stock Funds may invest in foreign securities directly or through depository receipts. In addition to investing in equity securities, the Stock Funds may invest in index futures, options and other derivatives and securities which are not readily marketable or are restricted as to disposition. They may also invest in U.S. Government securities, short-term fixed income securities and money market obligations ("Money Market Obligations") and shares of other investment companies. The Stock Funds may also enter into repurchase agreements, lend portfolio securities, and may purchase securities on a when-issued or delayed delivery basis.


    As a temporary defensive position as determined by NAS each such Fund may invest up to 100% of its total assets in cash and/or Money Market Obligations.

    See "Investment Techniques, Considerations and Risk Factors" below and "Additional Information on Portfolio Instruments and Investment Policies" in the Statement of Additional Information for further information.

THE BOND FUND


INVESTMENT OBJECTIVE & POLICY: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined by the Fund as being between six and ten years.


- MONTHLY INCOME FROM A PORTFOLIO OF INVESTMENT GRADE CORPORATE AND GOVERNMENT OBLIGATIONS.


- INTERMEDIATE MATURITIES -- YIELDS AND VOLATILITY ARE USUALLY HIGHER THAN SHORT-TERM FUNDS, BUT WITH LOWER YIELDS AND VOLATILITY THAN LONGER-TERM FUNDS.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Bond Fund generally falls on this continuum.

                               ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.


PORTFOLIO MANAGEMENT: Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds. For purposes of this Fund's policy, bonds are debt obligations of all types including bonds of varying maturities, debentures and notes. Major emphasis is placed on investment grade taxable debt securities including corporate debt securities rated within the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (e.g. Standard & Poor's Corporation or Moody's Investors Service, Inc.), U.S. and Canadian Government obligations, mortgage-backed securities, asset-backed securities and commercial paper rated in one of the two highest rating categories by an NRSRO. The Fund may invest in zero coupon securities and in unrated securities if NAS determines them to be of comparable quality. The Fund may enter into repurchase agreements, purchase restricted or illiquid securities which are not readily marketable or are restricted as to disposition, and engage in securities lending transactions. The Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies.


    Securities rated in the fourth highest rating category by an NRSRO are commonly referred to as medium-grade securities. Should subsequent events cause the rating of medium-grade securities to fall NAS will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any portfolio security where the Fund would suffer a loss on the sale of such security.


    Certain debt securities in which the Fund may invest, such as mortgage-backed securities and other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's average weighted portfolio maturity, the effective maturity of such securities will generally be used.


    In addition, as a temporary defensive position, the Fund may invest up to 100% of its total assets in cash and/or Money Market Obligations.

    See "Investment Techniques, Considerations and Risk Factors" below and "Additional Information on Portfolio

                           OBJECTIVES AND MANAGEMENT

Instruments and Investment Policies" in the Statement of Additional Information for further information.

PORTFOLIO MANAGER: Douglas Kitchen, CFA -- is the portfolio manager of the Nationwide Bond Fund. He joined Nationwide in 1986 as a securities analyst and began managing the NIF Nationwide Bond Fund, the predecessor of the Nationwide Bond Fund, on March 11, 1997. From 1992 to March 11, 1997, he managed the bond portfolio for the Nationwide Foundation. Mr. Kitchen received a Bachelor of Arts in Geology from Thiel College and a Bachelor of Science in Finance from The Ohio State University and is a Chartered Financial Analyst.

THE TAX-FREE INCOME FUND


INVESTMENT OBJECTIVE & POLICY: Seeks as high a level of current income exempt from Federal income tax* as is consistent with the preservation of capital through investing in investment grade municipal obligations.


- MONTHLY INCOME FROM A PORTFOLIO OF INVESTMENT GRADE MUNICIPAL BONDS.

- INCOME FREE FROM FEDERAL TAXES.*

*Investors may be subject to state and local tax.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Tax-Free Income Fund generally falls on this continuum.

                                  ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.


PORTFOLIO MANAGEMENT: The Fund has adopted a fundamental investment policy which requires it to invest at least 80% of its net assets in securities, the interest income from which is exempt from Federal income taxes and is not treated as a preference item for purposes of the Federal alternative minimum tax. Major emphasis is placed on municipal obligations rated within the four highest rating categories (investment grade) by an NRSRO or, if not rated, are of equivalent investment quality as determined by NAS.

    Such obligations include: (1) municipal securities backed by the full faith and credit of the United States; (2) municipal bonds and notes rated within the four highest rating categories by an NRSRO; (3) other types of municipal securities such as commercial paper, provided that such securities are rated within the two highest rating categories by an NRSRO.

    The municipal securities in which the Fund may invest may include variable and floating rate securities, some of which may be callable. The Fund also purchases securities on a when-issued or delayed delivery basis, zero coupon securities and securities of other investment companies and enters into repurchase agreements.


    The Fund may, as a temporary defensive position, hold and invest up to 20% of its assets in cash and in taxable Money Market Obligations.

    See "Investment Techniques, Consideration and Risk Factors" below and "Additional Information on Portfolio Investments and Investment Policies" in the Statement of Additional Information for further information.

PORTFOLIO MANAGER: Alpha Benson, MBA -- is the portfolio manager of the Nationwide Tax-Free Income Fund. She joined Nationwide in 1977 as a financial analyst in the Securities Investment Department. She has managed the NIF II Tax-Free Income Fund, the predecessor of the Tax-Free Income Fund since its inception in March 1986 and the FHIT Municipal Bond Fund since March 11, 1997. Ms. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.

THE LONG-TERM U.S. GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE & POLICY: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government, and its agencies and instrumentalities ("U.S. Government Securities"). The average duration of the Fund will be greater than six years.

- MONTHLY INCOME FROM A PORTFOLIO OF U.S. GOVERNMENT SECURITIES.

- LONG-TERM PORTFOLIO.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Long-Term U.S. Government Bond Fund generally falls on this continuum.

                                  ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.


PORTFOLIO MANAGEMENT: While the Fund will normally invest all of its assets in U.S. Government Securities and in repurchase agreements collateralized by these securities, it will under normal market conditions invest at least 65% of its total assets in U.S. Government Securities. For purposes of this Fund's policy, bonds are debt obligations of all types including bonds of varying maturities, bills and notes.

    The Fund may also invest in mortgage-related securities issued by U.S. Government agencies. These securities include pass-through securities and collateralized mortgage obligations (CMOs). Pass-through securities represent part ownership in a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. CMOs are fully collateralized by a pool of mortgages on which payments of

                           OBJECTIVES AND MANAGEMENT

principal and interest are dedicated to payment of principal and interest on the various classes of the CMOs.

    The Fund may also invest in zero coupon securities, that are direct obligations of the U.S. Government and its agencies and instrumentalities and in Money Market Obligations issued or guaranteed by the U.S. Government, and its agencies or instrumentalities.


    In selecting securities for the Fund, NAS utilizes interest-rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. The Fund's investments will be concentrated in areas of the long-term U.S. Government Securities market (based on sector, coupon or maturity) the investment manager believes are relatively undervalued.


    The U.S. Government Securities in which the Fund may invest include variable and floating rate securities, some of which may be callable. The Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies and may lend portfolio securities. In addition, as a temporary defensive position, the Fund may invest up to 100% of its total assets in cash and/or Money Market Obligations.


THE INTERMEDIATE U.S. GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE & POLICY: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in U.S. Government Securities. The average duration of the Fund will be between three and a half and six years.

- MONTHLY INCOME FROM A PORTFOLIO OF U.S. GOVERNMENT SECURITIES.

- INTERMEDIATE PORTFOLIO.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Intermediate U.S. Government Bond Fund generally falls on this continuum.

                                        ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.


PORTFOLIO MANAGEMENT: While the Fund will normally invest all of its assets in U.S. Government Securities and in repurchase agreements collateralized by these securities, it will under normal market conditions invest at least 65% of its total assets in U.S. Government Securities. For purposes of this Fund's policy, bonds are debt obligations of all types including bonds of varying maturities, bills and notes.

    The Fund may invest in mortgage-backed securities issued by U.S. Government agencies. These securities include pass-through securities and CMOs as described under "The Long-Term U.S. Government Bond Fund." Pass-through securities represent part ownership in a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. CMOs are fully collateralized by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the various classes of the CMOs.

    The Fund may also invest in zero coupon securities, that are direct obligations of the U.S. Government and its agencies and instrumentalities and in Money Market Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


    In selecting securities for the Fund, NAS utilizes interest-rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. The Fund's investments will be concentrated in areas of the intermediate U.S. Government Securities market (based on sector, coupon or maturity) that NAS believes are relatively undervalued.


    The U.S. Government Securities in which the Fund may invest include variable and floating rate securities, some of which may be callable. The Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies and may lend portfolio securities. In addition, as a temporary defensive position, the Fund may invest up to 100% of its total assets, in cash and/or Money Market Obligations.

                           OBJECTIVES AND MANAGEMENT

PORTFOLIO MANAGERS FOR THE LONG-TERM AND INTERMEDIATE U.S. GOVERNMENT BOND FUNDS (THE "U.S. GOVERNMENT BOND FUNDS"): Wayne Frisbee, CFA; Kimberly Bingle, CFA, FLMI; and Gary Hunt, MBA are the portfolio managers for the U.S. Government Bond Funds. Mr. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the NIF II Nationwide U.S. Government Income Fund, predecessor to the Nationwide Intermediate U.S. Government Bond Fund, since its inception in 1992 and the FHIT Government Bond Fund, predecessor to the Nationwide Long-Term U.S. Government Bond Fund, since its inception in 1988. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst.
    Ms. Bingle joined Nationwide in 1986 as a securities analyst and began co-managing the predecessors of the U.S. Government Bond Funds on March 11, 1997. Since April of 1992, she has managed the Fixed Income Fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Prior to April 1992, she co-managed the Nationwide Foundation bond portfolio. Ms. Bingle received a Bachelor of Arts in Finance from The Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute.
    Mr. Hunt joined Nationwide in 1992 as a securities analyst and began co-managing the predecessors of the U.S. Government Bond Funds on March 11, 1997. In his career at Nationwide, Hunt has been responsible for the analysis of agency CMOs and U.S. Treasury securities. In addition, he has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates. Mr. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University.


ADDITIONAL INFORMATION CONCERNING THE DURATION OF THE U.S. GOVERNMENT BOND
FUNDS: The Long-Term U.S. Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be greater than six years. The Intermediate U.S. Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be between three and a half and six years. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

    Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
    Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms to maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
    There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, NAS will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that either U.S. Government Bond Fund will at all times achieve its targeted portfolio duration.
    The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
    While each U.S. Government Bond Fund intends to maintain the average duration described above under normal market conditions, there is no limit as to the maturity of any one security which each U.S. Government Bond Fund may purchase.

                           OBJECTIVES AND MANAGEMENT

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE & POLICY: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Although principal is not intended to fluctuate, there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

- MONTHLY INCOME WITH QUICK LIQUIDITY THROUGH CHECK-WRITING PRIVILEGE.

- HISTORICALLY MAINTAINED A FIXED SHARE PRICE THROUGH HIGH-QUALITY, SHORT-TERM SECURITIES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Money Market Fund generally falls on this continuum.

                                                   ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.


PORTFOLIO MANAGEMENT: Emphasis is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. The portfolio consists of high-quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: U.S. Government Securities; U.S. dollar denominated obligations of foreign governments including Canadian government and provincial obligations; obligations of commercial banks and savings associations which have assets over $500 million and are members of the Federal Deposit Insurance Corporation, and the 50 largest foreign banks with U.S. branches; taxable or partly taxable obligations issued by state, county or municipal governments; commercial paper rated within the two highest rating categories by an NRSRO; corporate obligations and asset-backed securities rated at the time of purchase within the two highest rating categories assigned by at least two NRSROs; and repurchase agreements collateralized by any of the above. In addition, the Fund may invest in variable and floating rate obligations, some of which may have call features. The Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies and may lend portfolio securities. See "Investment Techniques, Considerations and Risk Factors" below and "Additional Information on Portfolio Instruments and Investment Policies" in the Statement of Additional Information for further information.


PORTFOLIO MANAGER: Patricia A. Mynster, Director of Short-Term
Investments -- began managing the NIF Money Market Fund, the predecessor of the Money Market Fund, in July 1997 and has managed short-term investments for over 20 years. She received a Bachelor of Arts degree in Business Administration from Otterbein College. She has held her current position as Director of Short-Term Investments for the Nationwide Enterprise since 1991.

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS


An investment in the Funds involves certain risks. As a general matter, an investment in the Funds (except the Money Market Fund) involves the risk that the net asset value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Fund. In addition, an investment in the Stock Funds is subject to stock market risk, which means that such an investment is subject to the risk that stock prices in general will decline over short or extended periods of time. Equity securities of companies with smaller capitalizations generally are more volatile in price and may be less liquid than securities of larger capitalized companies.


    An investment in the Bond Funds is subject to bond market risk, i.e., the risk that the market price of bonds in general will fluctuate. Bond prices fluctuate largely in response to changes in the level of interest rates. When interest rates rise, bond prices generally fall; conversely, when interest rates fall, bond prices generally rise. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price). The value of shares of the Bond Fund and the Tax-Free Income Fund may also be affected by the market's perception of changes in any issuer's credit risk. As perceived credit risk increases, the value of a specific security generally decreases, and the reverse is also true.

    An investment in the Funds is subject to other risks as well, depending upon the particular investment techniques employed by a Fund and the types of securities in which a Fund invests. Certain of these risks are described below.

SPECIAL SITUATION COMPANIES -- The Mid Cap Growth Fund may invest in securities of issuers in special situations. These securities may be more volatile than other securities since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or change in corporate control.

    Although investing in securities of issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the benefit of the "special situation" may not materialize and therefore the prices of those companies' shares could significantly decline in value.

WARRANTS -- Each Stock Fund may invest in warrants. A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities and do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


CONVERTIBLE SECURITIES -- The Stock Funds may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

    As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.

    Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated. The Stock Funds will limit their investment in convertible securities rated below investment grade to less than 5% of total net assets.



U.S. GOVERNMENT SECURITIES -- As discussed above, each of the Funds may invest in U.S. Government Securities. Securities issued by the U.S. Government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by U.S. Government agencies or instrumentalities include, but are not limited to, obligations of the following:


- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks.

- the Federal National Mortgage Association ("FNMA").


- the Student Loan Marketing Association, Federal Home Loan Mortgage Corporation ("FHLMC").


- the Federal Farm Credit Banks.

    The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


STRIPPED TREASURY SECURITIES -- The Bond Funds and the Money Market Fund may invest in Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").



Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.



MORTGAGE- AND ASSET-BACKED SECURITIES -- The Bond Funds (except Tax-Free Income
Fund) may purchase mortgage-backed securities. The Nationwide Bond Fund and the Nationwide Money Market Fund may also invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and CMOs. Such securities may be issued or guaranteed by the U.S. Government, and its agencies or instrumentalities or in the case of the Nationwide Bond Fund only, by private issuers, generally originators of or investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks, and special purpose entities (collectively, "private lenders"). The underlying mortgage assets may have fixed rates or adjustable rates of interest. Mortgage-backed securities in which the Bond Funds may invest include both fixed-rate and adjustable-rate mortgage-backed securities.

    Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.
    The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce yield, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than expected will reduce yield. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.

    Unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where then cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in the Fund would likely decrease. Also, the Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind charges in market rates. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

    The Nationwide Bond Fund may purchase mortgage-backed securities issued by private issuers, and therefore, the purchase of such securities may entail greater risk than mortgage-backed securities that are guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
    The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.
    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

COLLATERALIZED MORTGAGE OBLIGATIONS -- The Bond Funds (other than the Tax-Free Income Fund) may also acquire CMOs and stripped mortgage-backed securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the income to pay debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private lenders.

INTEREST ONLY AND PRINCIPAL ONLY SECURITIES -- Stripped mortgage-backed securities are securities representing interest in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

"POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private lenders. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of POs, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.


    Each Bond Fund (other than the Tax-Free Income Fund) may purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of a Bond Fund's total assets will be invested in IOs and in POs. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in such instance, a Bond Fund may have difficulty in selling such securities.


MUNICIPAL SECURITIES -- The two principal classifications of municipal securities which may be held by the Tax-Free Income Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Income Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
    The Tax-Free Income Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer.

REPURCHASE AGREEMENTS -- Each of the Funds may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price (including interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. NAS, acting under the supervision of the Board of Trustees of the Trust, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. For additional information, see "Repurchase Agreements" in the Statement of Additional Information.


INVESTMENT COMPANIES -- As permitted by the Investment Company Act of 1940 (the "1940 Act"), each Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Each Fund will indirectly bear its proportionate share of any management

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.

WHEN-ISSUED SECURITIES -- Each of the Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days; for mortgage-backed securities, the delivery date may extend to as long as 120 days. Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.
    The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. The Fund will set aside liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.


FLOATING AND VARIABLE RATE OBLIGATIONS -- The Bond Funds and the Money Market Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Interest rates on floating rate obligations vary with changes in an underlying index while interest rates on variable rate obligations change at preset fixed times. Certain of the floating or variable rate obligations that may be purchased by these Funds may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks like other debt instruments, but because the issuer may call the obligations, these Funds are also subject to the risk that the rates at which the Fund will be able to reinvest such assets may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchased by these Funds may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. The Bond Funds and the Money Market Fund will limit their purchases of floating and variable rate obligations to those of the same quality as they otherwise are allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

    Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by a Fund, the Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.
    In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value or amortized cost, as the case may be.
    Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, investments will not exceed such Fund's limitations on investments in illiquid securities.
    For a further discussion of floating and variable rate obligations, see "Additional Information on Portfolio Instruments and Investment
Policies -- Floating and Variable Rate Instruments" in the Statement of Additional Information.

ZERO COUPON SECURITIES -- The Bond Funds may invest in zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features.
    Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than

             INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.
    Current Federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for Federal income and excise taxes, the Bond Funds may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

MONEY MARKET OBLIGATIONS -- Each of the Funds may invest its assets in high-quality short-term money market obligations.
    Money Market Obligations in which the Funds may invest include: 1) U.S. Government Securities (as described above) with remaining maturities of one year or less; 2) commercial paper rated in one of the two highest ratings categories of any NRSRO; 3) short-term bank obligations that are rated in one of the two highest categories by any NRSRO, with respect to obligations maturing in one year or less; 4) repurchase agreements relating to debt obligations which a Fund could purchase directly; 5) unrated debt obligations with remaining maturities of one year or less which are determined by NAS to be of comparable quality to securities described above; or 6) money market mutual funds.

CANADIAN AND PROVINCIAL OBLIGATIONS -- The Money Market Fund may invest in Canadian and Provincial obligations. They are unsecured, discounted bills and notes are issued in U.S. currency. Obligations have a final maturity of 270 days or less from date of issue and are exempt from registration under section 3(a)(3) of the Securities Act of 1933, as amended. Canada Bills constitute direct, unconditional obligations of Her Majesty in right of Canada and are a direct charge on, and payable out of the Consolidated Revenue Fund of Canada. Export Development Company and Canadian Wheat Board are crown corporations and agents of Her Majesty in right of Canada. Provincial obligations have the full faith and credit of the provincial governments.


MEDIUM-GRADE OBLIGATIONS -- The Nationwide Bond and Tax-Free Income Funds may invest in medium-grade securities. Medium-grade securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

    All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by NAS to consider what action, if any, a Fund should take consistent with its investment objective; such event will not automatically require the sale of the downgraded securities.


LENDING PORTFOLIO SECURITIES -- From time to time, each of the Funds (except the Tax-Free Income Fund) may lend their portfolio securities to brokers, dealers and other financial institutions who need to borrow securities to complete certain transactions. In connection with such loans, a Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund can increase its income through the investment of such collateral and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


DERIVATIVE INSTRUMENTS -- NAS may use a variety of derivative instruments, including options, futures contracts ("futures"), options on futures, stock index options and forward currency contracts to hedge a Stock Fund's portfolio or for risk management. Derivatives are financial instruments whose value and performance are based on the value and performance of another security, financial instrument or index.

PORTFOLIO TURNOVER
The Funds will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever NAS believes it to be in the best interests of a Fund. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objective and policies.

    The annual portfolio turnover rate for each of the Funds (except the Money Market Fund) is not expected to exceed 150% of such Fund's portfolio. For regulatory purposes, the Money Market Fund is expected to have a 0% portfolio turnover rate. Higher turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the Fund, as well as higher brokerage expenses and higher levels of capital gains. The portfolio turnover rates of each Fund may vary greatly from year to year and within a particular year.

                           NATIONWIDE FAMILY OF FUNDS

MINIMUM INVESTMENT


STOCK FUNDS AND


NATIONWIDE BOND FUND

A minimum investment of $250 is required, and subsequent investments of $25 or more may be made at any time.
                                     --OR--
You may establish a systematic Automatic Asset Accumulation plan for as little as $25 per month. See page 22. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions (SEP), Profit Sharing and Money Purchase Plans.


There is an initial sales charge for investments made in the Class D shares of the Stock and Bond Funds. Sales charges decline as the amount invested increases according to the chart on page 19.



There are no sales charges on the purchase or redemption of shares of the Money Market Fund, on redemptions of Class D shares in the Stock and Bond Funds, or on dividends and capital gains reinvested in any of the Funds.



BOND FUNDS (EXCEPT THE NATIONWIDE BOND FUND) AND MONEY MARKET FUND

A minimum investment of $1,000 is required, and subsequent investments of $100 or more may be made at any time.
                                     --OR--
You may establish a systematic Automatic Asset Accumulation plan for as little as $100 per month. See page 22. The above Funds (except Tax-Free Income Fund) are also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions (SEP), Profit Sharing and Money Purchase Plans.

                           NATIONWIDE FAMILY OF FUNDS

HOW TO PURCHASE SHARES

YOU MAY INVEST IN THREE CONVENIENT WAYS:

BY MAIL -- Complete the application and mail with your check or other negotiable bank draft payable to: NATIONWIDE ADVISORY SERVICES, INC., THREE NATIONWIDE PLAZA, P.O. BOX 1492, COLUMBUS, OHIO 43216-1492. Purchases must be made in U.S. dollars only. The share price you receive will be determined as of the Valuation Time (as defined below) on the day the properly completed application is received by NAS in Columbus, Ohio. Checks or drafts drawn on non-U.S. banks are not accepted. NAS reserves the right to refuse certain third-party checks.


BY WIRE -- To avoid mail delays on initial and subsequent investments, you can request that your bank transmit funds (Federal Funds) by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 11 A.M. Eastern Time, and the wire must be received by the custodian bank by 2 P.M. Eastern Time. The share price you receive will be determined as of the next Valuation Time after your order is received. If NAS does not receive Federal Funds for your order within 3 business days, your order will be cancelled. The bank that wires your money may charge you a fee for this service. IF YOU CHOOSE THIS METHOD TO OPEN YOUR ACCOUNT, YOU MUST CALL OUR TOLL-FREE NUMBER BEFORE YOU WIRE YOUR INVESTMENT. If this is an initial investment, you must then complete and mail the application.


BY TELEPHONE (NAS NOW) -- By calling 1-800-637-0012, 24 hours a day, seven days a week you will be connected to our automated voice-response system, NAS NOW. It gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.

IN ORDER TO USE NAS NOW TO MAKE A PURCHASE YOU MUST COMPLETE THE APPROPRIATE SECTION ON THE APPLICATION.

CALCULATION OF NET ASSET VALUE -- The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of a Fund to materially affect the net asset value of that Fund (the "Valuation Time").
    The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

    The net asset value per share of a Fund is computed by adding the value of all securities and other assets in that Fund's portfolio, deducting any liabilities and dividing by the number of shares outstanding. In determining net asset value, portfolio securities listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices, all obtained from an independent pricing organization. Securities for which market quotations are not available are valued at fair value in accordance with procedures adopted by the Board of Trustees.


    In determining net asset value of the Money Market Fund, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act as amended. Expenses and fees are accrued daily.



PURCHASE PRICE


THE PURCHASE PRICES OF THE FUNDS ARE DETERMINED AS FOLLOWS:

SHARES OF THE MONEY MARKET FUND

Shares of the Money Market Fund are purchased at net asset value. You pay no sales charge when you invest in or redeem the Money Market Fund.


CLASS D SHARES OF THE STOCK AND BOND FUNDS
Class D shares are purchased at the offering price. The offering price is determined by adding the sales charge (based as a percentage of the offering price) to the net asset value per share.

SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS FOR CLASS D SHARES
For purchases of the Class D shares, your sales charge percentage is calculated according to the chart below:

  SALES CHARGE SCHEDULE              As a percentage of:
-----------------------------------------------------------
  If your investment plus the value   Offering      Amount
  of other shares held is:             Price       Invested
-----------------------------------------------------------
less than $100,000, the sales charge
  is:                                    4.5 %        4.71%
$100,000 but less than $250,000          3.5 %        3.63%
$250,000 but less than $500,000          2.5 %        2.56%
$500,000 but less than $1,000,000        1.5 %        1.52%
$1,000,000 or more                       0.5 %        0.5 %

    Shareholders can receive even greater discounts through the cumulative effect of the discounts below:

LIFETIME ADDITIONAL DISCOUNT
The sales charge for Class D shares is computed at the rate applied to the amount invested plus the accumulated value of all shares held in any of the Funds (except Nationwide Money Market Fund) including shares acquired by reinvestment of dividends and capital gains distributions.

FAMILY MEMBER DISCOUNT
In addition, all Class D shares held in any Fund accounts (except Nationwide Money Market Fund) of members of the

                           NATIONWIDE FAMILY OF FUNDS

shareholder's family may be included, provided these family members reside at the shareholder's address.

HOW TO SELL (REDEEM) SHARES

You can sell (redeem) all, or any part of, your shares of any Fund at any time. Shares are redeemed at net asset value next computed after receipt of the properly completed request by NAS, at its offices in Columbus, Ohio.
    Requests for redemptions may be in writing or by telephone (if authorized). Payment for shares redeemed is made within 3 business days of receipt. The value of shares redeemed depends upon the market value of the investments of each Fund at the time of redemption and may be more or less than the shareholders' cost.

    Payment of redemption proceeds may be delayed until the check purchasing shares has cleared or up to fifteen days from the date of purchase, whichever occurs first. This is to assure that your check has cleared. To avoid this possible delay, you may make your investment by wire (see "How To Purchase Shares by Wire," page 19). You will receive a confirmation each time a liquidation of shares is requested. Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the "How To Purchase Shares" section, page 19), or if trading is restricted or if any emergency exists.


YOU CAN REDEEM IN ANY OF THE FOLLOWING WAYS:

BY TELEPHONE

   NAS NOW -- By calling 1-800-637-0012, 24 hours a day, seven days a week, you will automatically have access to NAS NOW to make a redemption (check mailed to address of record) unless you declined the option in your application. Additional NAS NOW redemption options are also available, if elected. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. (Redemptions through NAS NOW, the automated voice-response system, will be limited to the following registrations: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. Western Union redemptions are not allowed through NAS NOW.)

   CUSTOMER SERVICE LINE -- A check payable to the shareholder of record can be mailed to the address of record, unless you declined the option in your account application. Redemptions of $1,000 or more can be wired directly to your account at a commercial bank (voided check must be attached to the application) or sent via Western Union, if elected in the application. For additional information on Western Union, please see below.

   Telephone redemptions for IRAs are available upon receipt of the proper forms. These redemptions will be subject to mandatory 10% Federal income tax withholding, unless you elect out of withholding. For further information, or to request these forms, please call our customer service line at 1-800-848-0920.

   You must call our toll-free number by 4:00 p.m. Eastern Time to receive that day's closing share price.


   The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in this Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.


   BY BANK WIRE -- Your funds will be wired to your bank on the next business day after your redemption order has been processed. A $5 fee will be deducted from the proceeds for this service. Your financial institution may also charge you a fee for receipt of the wire. (If elected, this authorization will remain in effect until written notice of its termination is received by NAS.)

   BY ACH -- Your funds will be sent via ACH to your bank account on the second business day after your redemption order has been received by NAS. There is no fee to receive your funds via ACH. (If elected, this authorization will remain in effect until written notice of its termination is received by NAS.) Funds sent through the automated clearing house should reach your bank in two business days.

   BY WESTERN UNION -- With Western Union's Quick Cash(R) service, you can receive your redemptions the next day across the United States or throughout the world. If you have elected, you can phone in your request to receive funds, next business day, at 24,000 locations - including major supermarkets and mail-box type outlets - many open 24 hours a day, seven days a week. The fee for the Western Union service is $9.50 per $10,000. Funds being sent outside

                           NATIONWIDE FAMILY OF FUNDS

   of The United States may be subject to a higher fee. This fee is deducted from your account.

BY MAIL OR FAX (NO MINIMUM) -- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX
(614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the withdrawal are included. For example, if your account is registered John Doe and Mary Doe, 'Joint Tenants With Right of Survivorship,' then both John and Mary must sign the redemption request. For an IRA redemption, you must include date of birth. Also, you must indicate whether or not you wish Federal income tax (not less than 10%) to be withheld from the distribution. The distribution will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.

BY MONEY MARKET CHECK WRITING -- Money Market shareholders receive free check writing privileges. If you wish to withdraw your money this way, please complete the appropriate section of the application. You pay no fee for this service, but the Fund reserves the right to charge for it or to terminate this service.
    IF YOU HAVE MONEY MARKET CHECK WRITING PRIVILEGES, YOU SHOULD NOT ATTEMPT TO REDEEM YOUR ENTIRE ACCOUNT BY WRITING A CHECK. This is because dividends are accrued daily which will not be credited to your account until the end of the month. This could result in a small remaining balance, which would be subject to the $2 per month fee on Money Market accounts below minimum requirements.

ALTERNATE METHODS -- In the event of significant market activity, it may be difficult to reach NAS by telephone. If so, an investor may choose to use alternate methods to contact NAS such as sending instructions by a special delivery service, or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NAS reserves the right to require the original document.

ACCOUNTS FALLING BELOW MINIMUM INVESTMENT REQUIREMENTS
Because of the high cost of maintaining small accounts, NAS MAY CLOSE ANY ACCOUNT WHICH, AS A RESULT OF REDEMPTIONS, HAS A VALUE OF LESS THAN $250 (EXCLUDING AUTOMATIC ASSET ACCUMULATION ACCOUNTS). However, you will be notified if your account value is less than the required minimum, and you will be allowed 90 days to make additional investments before the account is liquidated.
    IN THE CASE OF A MONEY MARKET FUND ACCOUNT BELOW $250 ON AVERAGE FOR ANY MONTH, A $2 MONTHLY FEE WILL BE ASSESSED. The fee is deposited into the Fund to offset the expenses of carrying these small accounts. Shares are redeemed in the first week of the following month to cover the fee.

SIGNATURE GUARANTEE

Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which include, but are not limited to, certain banks, credit unions, savings associations, and member firms of national security exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.


INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH -- This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends into one of the Stock Funds.
    An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then automatically invested into one or more of the Stock Funds chosen by you at such Stock Fund's current offering price. Money Market Plus Growth gives investors stability of principal through the Money Market's stable share price, and its portfolio of high quality, short-term money market investments. And the Money Market Fund offers instant liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE:
Money Market Fund dividends reinvested into one of the Stock Funds are subject to applicable sales charges.

2 MONEY MARKET PLUS INCOME -- This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the Bond Funds.

    An initial investment of $5,000 or more is made in the Money Market Fund and monthly dividends are then reinvested into one of the Bond Funds chosen by you at such Fund's current offering price.


    When short-term interest rates increase, so do Money Market dividends. At the same time, share prices of the Bond Funds generally decrease. So, with Money Market Plus Income,

                           NATIONWIDE FAMILY OF FUNDS


when you earn higher Money Market dividends, you can generally purchase more shares of one of the Bond Funds at lower prices. Conversely, when interest rates and Money Market dividends decrease, the share prices of the Bond Funds usually increase -- you will automatically buy fewer shares of one of the Bond Funds at higher prices. Money Market Plus Income provides investors with stability of principal, instant liquidity through Money Market free checking ($500 minimum), telephone redemption, or NAS NOW, and the opportunity for greater income. NOTE:
Money Market Fund dividends reinvested into one of the Bond Funds are subject to applicable sales charges.


3 AUTOMATIC ASSET ACCUMULATION -- This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

    You can get started with Automatic Asset Accumulation for as little as $25 a month (Stock Funds), or $100 a month (Bond Funds or Money Market Fund). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.


4 AUTOMATIC ASSET ALLOCATION -- This strategy is for investors who want to set up an account in more than one of our Funds. This allows you to diversify further your portfolio to accommodate your unique needs. If you set up your account with Automatic Asset Accumulation, additional investments can be automatically allocated among the Funds based upon your initial percentage. You must satisfy the account minimum requirements (subsequent investments) of each Fund in which you invest. Changes to your percentage allocation can be made by calling toll-free 1-800-848-0920.

5 AUTOMATIC ASSET TRANSFER -- This systematic investment plan is designed especially for investors who want to invest $5,000 or more in the Stock or Bond Funds, but not all at one time. An initial investment of $5,000 or more is made in the Money Market Fund, then a fixed amount that you predetermine is transferred systematically monthly or quarterly into another Fund ($50 minimum for the Stock Funds, $100 minimum for the Bond Funds). The money is transferred on the 25th day of the month or on the business day preceding the 25th day. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Money Market to any Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
    Those who have a more conservative outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another Fund over a longer period of time, while those with a more aggressive outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Money Market, along with the stability offered by the Money Market's fixed share price.

6 AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) -- You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.
    NOTE: If your monthly withdrawals exceed the monthly dividends from your account, you will be depleting principal, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.


1 NO SALES CHARGE ON REINVESTMENTS -- All dividends and capital gains will be automatically reinvested in the form of additional shares free of charge within the same Fund unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.


2 EXCHANGE PRIVILEGE -- The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. There is no administrative fee, exchange fee or limit to the number of exchanges permitted. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX

                           NATIONWIDE FAMILY OF FUNDS

PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. (Shares of the Fund exchanged to must be registered in the shareholder's state of residence).

EXCHANGES AMONG THE FUNDS


Class D shares of the Funds generally may be exchanged for Class D shares of any of the Funds or for shares of the Money Market Fund without sales charge.


    Exchanges from the Money Market Fund to any other Fund, however, will be subject to applicable sales charges, unless a sales charge has already been paid, see "Sales Charge Schedule and Available Discounts" on page 19.


    The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.


EXCHANGES MAY BE MADE THREE CONVENIENT WAYS:

BY TELEPHONE

    NAS NOW -- You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.

    CUSTOMER SERVICE LINE -- By calling 1-800-848-0920, you may exchange shares by telephone if the shares are not issued in certificate form. Requests may be made only by the account owner(s). You must call our toll-free number by 4:00 p.m. Eastern Time to receive that day's closing share price.

    NAS may record all instructions to exchange. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

    The funds will employ the same procedure described under "How to Sell (Redeem) Shares" on page 20 to confirm that the instructions are genuine.

BY MAIL -- An exchange may be made by writing to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Please be sure that your letter is signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.

ALTERNATE METHODS -- In the event of significant market activity, it may be difficult to reach NAS by telephone. If so, an investor may choose to use alternate methods to contact NAS such as sending instructions by a special delivery service or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NAS reserves the right to require the original document.


3 INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE (CLASS D SHARES) -- If the funds used to purchase shares come from proceeds or benefits of an insurance policy issued by any member of the Nationwide Insurance Enterprise, the sales charge is one-half the rate established, provided the purchase is made within 60 days after receipt of the proceeds or benefits.


4 LETTER OF INTENT (LOI) DISCOUNT -- This discount permits you to purchase Class D shares at a reduced cost during a 13-month period if the amount invested, or the value of shares held by you and other family members of your household, plus the amount invested (excluding investments in Nationwide Money Market Fund), equals or exceeds $50,000. LOI is not a binding obligation upon the investor to buy the shares. It is merely a statement of intent.
    By marking the appropriate box and signing the application, you indicate your intention to complete the appropriate LOI. The LOI will be completed when your new investments, together with the value of all existing shares held by you, your spouse, minor children, and other family members of your household, total an amount equal to the amount checked on the application. You obtain a reduced sales charge on each share purchased during the 13-month period. The LOI may be backdated, up to 90 days, to include previous purchases under the reduced sales charge available under the LOI.
    If the intended investment is not completed, the investor will be asked to pay the difference between the sales charge actually paid and the sales charge due on the amount invested according to the "Sales Charge Schedule," page 19. If the difference is not paid within 20 days after written request, the investor irrevocably constitutes and appoints NAS as their attorney-in-fact, with full power of substitution, to redeem an appropriate number of shares from their account to cover the amount due. For more details on the LOI Discount, call 1-800-848-0920.

5 NET ASSET VALUE PURCHASE PRIVILEGE (CLASS D SHARES ONLY) -- The sales charge applicable to Class D shares may be waived for the following purchases: (1) shares sold through

                           NATIONWIDE FAMILY OF FUNDS


institutional sales to other registered investment companies affiliated with NAS, (2) Class D shares which are received in exchange for Class D shares of another Fund (see "Exchange Privilege" above), and (3) sales which may be made
(a) to any pension, profit sharing, or other employee benefit plan for the employees of NAS, any of its affiliated companies, or investment advisory clients and their affiliates, (b) to Trustees and retired Trustees of NIF III (including its predecessor Trusts); directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any member of the Nationwide Insurance Enterprise, or any investment advisory clients of NAS and their affiliates, (c) to directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Insurance Enterprise from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative, (d) any endowment or non-profit organization, (e) any pension, profit sharing, or deferred compensation plan which is qualified under section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved, at net asset value, upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, (f) any life insurance company separate account registered as a unit investment trust, and (g) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.


6 NO SALES CHARGE ON A REPURCHASE -- If you redeem all or part of your Class D shares for which you paid sales charges, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the Class D shares without a sales charge, within 30 days after the effective date of the redemption.
    If you realize a gain on your redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

7 FREE CHECKING ACCOUNT PRIVILEGE (MONEY MARKET FUND ONLY) -- You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks by contacting one of our service representatives at 1-800-848-0920.

INVESTOR SERVICES

1 NAS NOW AUTOMATED VOICE RESPONSE SYSTEM -- Our toll-free number 1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW, our automated voice response system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2 TOLL-FREE INFORMATION AND ASSISTANCE -- Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free: 1-800-848-0920. Or contact NAS at our FAX telephone number (614) 249-8705.

3 RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) -- Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4 MUTUAL FUND GIFT CERTIFICATES -- Gift Certificates may be purchased for special occasions such as birthdays, graduations, weddings and as appreciation gifts. NOTE: Respective minimum initial and subsequent purchase amounts must be met when using gift certificates to open new accounts. Contact one of our service representatives at 1-800-848-0920 for complete details and instructions.

5 SHAREHOLDER CONFIRMATIONS -- You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

6 CONSOLIDATED STATEMENTS -- Shareholders of the Stock Funds receive quarterly statements as of the end of March, June, September and December. Shareholders of the Bond and Money

                           NATIONWIDE FAMILY OF FUNDS

Market Funds receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.
    For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

7 AVERAGE COST STATEMENT -- This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.
    Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The information on your average cost statement will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

8 SHAREHOLDER REPORTS -- All shareholders will receive reports semi-annually detailing the financial operations of the funds.

9 PROSPECTUSES -- Updated prospectuses will be mailed to you annually.


10 UNDELIVERABLE MAIL -- If mail from NAS to a shareholder is returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.


MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, whereas the officers perform the daily functions of the Trust.

INVESTMENT MANAGEMENT

Under the terms of the Investment Management Agreement, NAS, Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Trust. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding Company in the Nationwide Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

The Funds pay NAS fees based on average daily net assets of each Fund at the following annual rates:

             FUND                      ASSETS          FEE
------------------------------ ----------------------- ----
Nationwide Mid Cap Growth,        up to $250 Mill.      .60%
                                 $250 Mill. up to $1
Nationwide Growth, Nationwide           Bill.          .575%
Fund                           $1 Bill. up to $2 Bill.  .55%
                               $2 Bill. up to $5 Bill. .525%
                                  $5 Bill. and more     .50%
Nationwide Bond, Nationwide       up to $250 Mill.      .50%
                                 $250 Mill. up to $1
Tax-Free Income, Nationwide             Bill.          .475%
Long-Term U.S. Government      $1 Bill. up to $2 Bill.  .45%
Bond, Nationwide Intermediate  $2 Bill. up to $5 Bill. .425%
U.S. Government Bond              $5 Bill. and more     .40%

Nationwide Money                   up to $1 Bill.       .40%
Market Fund                    $1 Bill. up to $2 Bill.  .38%
                               $2 Bill. up to $5 Bill.  .36%
                                  $5 Bill. and more     .34%

OTHER SERVICES

Under the terms of a Fund Administration Agreement, NAS also provides various administrative and accounting services, including daily valuation of the Funds' shares and preparation of financial statements, tax returns, and regulatory reports. For these services, each Fund pays NAS an annual fee based on each Fund's average daily net assets in the amount of 0.07% up to

                           NATIONWIDE FAMILY OF FUNDS

$250 million in assets, 0.05% on the next $750 million and 0.04% on assets of $1 billion and more.

TRANSFER AND DIVIDEND DISBURSING AGENT
NAS, through its wholly-owned subsidiary, Nationwide Investors Services, Inc.
(NISI), serves as transfer agent and dividend disbursing agent for the Trust. For these services, NAS receives an annual per account fee from each of the Funds; $16 per Stock Fund account, $18 per Bond Fund account and $27 per Money Market Fund account.

DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS AND CAPITAL GAINS

Substantially all of the net investment income, if any, will be distributed to shareholders quarterly by the Stock Funds and at the end of each month by the Bond and Money Market Funds in the form of additional shares of the Fund unless the shareholder has chosen to receive them in cash. Checks will not be mailed for dividends of less than $5. These dividends will be reinvested in the form of additional shares and you will receive a confirmation showing the transaction.

    In those years in which sales of a Fund's portfolio securities result in net realized capital gains, these gains will be declared and cause to be paid to shareholders in December.

FEDERAL TAXES
Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and, therefore, must distribute all or substantially all net investment income and capital gains to shareholders annually. In general, if a Fund distributes all of its net investment income, it is not required to pay any Federal income taxes. In addition to Federal income tax, if a Fund fails to distribute the required portion of investment income or capital gains in any year, it will be subject to a non-deductible 4% excise tax on the amount which it failed to distribute. Each Fund intends to make distributions in sufficient amounts to avoid the imposition of this excise tax.
    Dividends paid by each of the Funds (with the exception of the Tax-Free Income Fund) are taxable as income to the shareholder for Federal income tax purposes. For corporate shareholders, a portion of each year's distribution may be eligible for the corporate dividend received deduction.
    Dividends paid by the Tax-Free Income Fund will be exempt from Federal income tax to the extent that the income of the Fund is derived from bonds that qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. This ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.
    The Taxpayer Relief Act of 1997 has substantially changed the manner in which the income tax on net long-term capital gains is computed for individuals. For corporations, net long-term capital gains are taxed at the same rates as ordinary income. The following is a summary of the new rules for the taxation of net long-term capital gains, which are applicable to individuals but not corporations for sales and exchanges after May 6, 1997.
    For investments held for more than 18 months (12 months if the investment was sold after May 6 and before July 29, 1997), the top net long-term capital gain rate is 20%. For taxpayers who are in the 15% regular tax bracket for 1997, the top net long-term capital gain rate is 10%.
    Commencing with sales after July 28, 1997, gain from assets that are held for more than 12 months but not more than 18 months is treated as mid-term gain. The top tax rate for mid-term gain is 28%.
    If the investor's regular tax rate is lower than the top long-term capital gain rate, the tax is computed using the regular tax rates.
    The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of each Fund, for inclusion in the shareholder's income.
    Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57
(a) (5) (C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.
    A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

STATE AND LOCAL TAXES
Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to Federal income taxes.

                           NATIONWIDE FAMILY OF FUNDS

These laws vary, and you are advised to consult a tax adviser regarding such taxes.

REDEMPTIONS OF SHARES
Redeeming shares may result in a capital gain or loss for tax purposes. For your convenience, NAS provides a year-end statement, reflecting your taxable gain or loss for the year based on the average cost paid for redeemed shares.

TAX ADVANTAGES OF THE
TAX-FREE INCOME FUND

The yield on taxable securities is normally higher than on tax-exempt securities of comparable quality and maturity. However, you can determine whether a tax-free investment provides a higher after-tax yield or return than an investment subject to tax by using the following formula:

    Tax-Free Yield           What you must earn
-----------------------  =   on a taxable investment
 100%--[Your Tax Rate]       to equal this tax-free yield


    By using current tax-free yields and your own tax rate in the formula above, you can make an informed investment decision. This formula will not be applicable if you are subject to the AMT.

    The tables on the following page show the advantages of investing in tax-exempt obligations for those individuals in higher tax brackets. Taxable yields are compared to equivalent tax-free yields. The first table is based on the maximum marginal tax rates currently in effect under the Code for the 1998 tax year at various levels of taxable income.
    For example, if you file a joint return with an adjusted gross income of $50,000, you are in the 28% tax bracket. A 5% tax-free yield would be equivalent to an 6.9% taxable yield for you.
    Over the long term, the effect of tax-free investing is significant. With the Tax-Free Income Fund, dividends can be automatically reinvested and allowed to accumulate on a tax-free basis. You can see this advantage in the "How a $20,000 Investment Grows at 5% Tax-Free vs. 5% Taxable" table below:

      TAX-EQUIVALENT YIELDS BASED ON INCOME, TAX RATE, AND TAX-FREE YIELD


                                                                                            TAX-FREE YIELD
             TAXABLE INCOME*                 1998 MARGINAL FEDERAL     ---------------------------------------------------------
   JOINT RETURN          SINGLE RETURN          INCOME TAX RATE        4%    4.5%   5%    5.5%   6%    6.5%    7%    7.5%    8%
    $0 - 42,350           $0 - 25,350                 15%              4.7   5.3    5.9   6.5    7.1   7.6     8.2   8.8     9.4
 $42,350 - 102,300     $25,350 - 61,400               28%              5.6   6.3    6.9   7.6    8.3   9.0     9.7   10.4   11.1
$102,300 - 155,950     $61,400 - 128,100              31%              5.8   6.5    7.2   8.0    8.7   9.4    10.1   10.9   11.6
$155,950 - 278,450    $128,100 - 278,450              36%              6.3   7.0    7.8   8.6    9.4   10.2   10.9   11.7   12.5
   Over $278,450         Over $278,450               39.6%             6.6   7.5    8.3   9.1    9.9   10.8   11.6   12.4   13.2


* Net amount after exemptions and deductions.

         HOW A $20,000 INVESTMENT GROWS AT 5% TAX-FREE VS. 5% TAXABLE**

  1998            5 YEARS                  10 YEARS                 20 YEARS                 30 YEARS
  TAX       --------------------     --------------------     --------------------     --------------------
BRACKET     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE
--------    -------     --------     -------     --------     -------     --------     -------     --------
15%         $24,627     $25,525      $30,324     $32,578      $45,978     $53,066      $69,713     $86,439
28%         $23,869     $25,525      $28,486     $32,578      $40,572     $53,066      $57,786     $86,439
31%         $23,696     $25,525      $28,076     $32,578      $39,413     $53,066      $55,328     $86,439
36%         $23,412     $25,525      $27,405     $32,578      $37,551     $53,066      $51,454     $86,439
39.6%       $23,208     $25,525      $26,931     $32,578      $36,263     $53,066      $48,829     $86,439

** Rates are compounded daily, and taxes are assumed to be paid once a year. The information contained in the above chart is not a projection or guarantee of the Fund's performance. It is only a general comparison of two investments: one taxable and one tax-exempt. The Fund's performance may not duplicate the chart results. The percentage return figures were chosen arbitrarily and are not a forecast of future results.

                           NATIONWIDE FAMILY OF FUNDS

PERFORMANCE ADVERTISING
FOR THE FUNDS

FUND PERFORMANCE ADVERTISING

The Funds may use historical performance in advertisements, sales literature, semi-annual and annual reports and the prospectus. Such figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or the life of the Fund if less). Average annual (compound) total return represents the average annual percentage change in the value of an investment for the specified periods assuming a redemption of the investment at the end of such periods. It reflects the changes in share price and assumes reinvestment of all dividends and distributions at net asset value. Average annual (compound) total return reflects the effect of maximum sales charges.
    The Funds may also choose to show nonstandard returns including total return and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains. In addition, sales charge assumptions will vary. Initial sales charge percentages decrease as amounts invested increase, as outlined on page 19 of this prospectus, therefore, returns increase as sales charges decrease.
    Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the original investment from the redeemable value and dividing the result by the original amount of the investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.
    The Bond Funds may advertise their SEC yields. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities, since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.
    The Money Market Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and then multiplying the base period return by (365/7). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Money Market's effective yield represents a compounding on an annualized basis of the current yield quotations.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS
The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.
    Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.
    The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION


DESCRIPTION OF SHARES


The assets of each Fund are segregated, and you have an interest only in the assets of the Class D shares of the Fund which you own, except for the Money Market Fund which offers shares without class designation. It is anticipated that the Funds (except for the Money Market Fund) will offer two other Classes of Shares beginning March 19, 1998. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, Class D shares will share pro rata in the distribution of the net assets of such Fund with all other Class D shares. All shares are without par value and fully paid, nonassessable, transferable, and redeemable. There are no preemptive rights.


VOTING RIGHTS

Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional shares held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Management Agreement, fundamental investment objectives,

                           NATIONWIDE FAMILY OF FUNDS


investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust, or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders.


    The Trust has represented to the Commission that Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.


SHAREHOLDER INQUIRIES
Inquiries regarding the Funds should be directed to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call 1-800-848-0920.

NATIONWIDE INVESTING
FOUNDATION III FUNDS:
Mid Cap Growth Fund
Growth Fund
Nationwide Fund
Bond Fund
Tax-Free Income Fund
Long-Term U.S. Government Bond Fund
Intermediate U.S. Government Bond Fund
Money Market Fund

NATIONAL DISTRIBUTOR AND
INVESTMENT MANAGER
Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
Nationwide Advisory Services, Inc.
(Through its wholly owned subsidiary,
Nationwide Investors Services, Inc.)

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio 43215-2220

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

                               Nationwide(R) and LOGO are registered Federal
                              Service marks of the Nationwide Mutual Insurance
                                                  Company.

PROSPECTUS

January ______, 1998



                                LOCAL FUND SHARES
                          NATIONWIDE S&P 500 INDEX FUND

Nationwide S&P 500 Index Fund (the "Fund") is a non-diversified portfolio of Nationwide Investing Foundation III (the "Trust"). The Trust is an open-end management investment company organized as a business trust under the laws of the State of Ohio, by a Declaration of Trust dated October 30, 1997. The Trust currently offers shares in nine additional separate portfolios or series, each with its own investment objective. This Prospectus relates to the Local Fund Shares of the Nationwide S&P 500 Index Fund, the only class of Fund Shares currently offered. The shares of the Fund are sold to other open-end investment companies created by Nationwide Advisory Services, Inc., ("NAS" or the "Adviser"), the Fund's investment adviser, as well as to life insurance company separate accounts to fund the benefits of variable life insurance policies and annuity contracts. Certain annuity contracts are offered to governmental entities as an investment option under their deferred compensation plans.



The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in the stocks that comprise the Index.


This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December ____, 1997 has been filed with the Securities and Exchange Commission. You may obtain a copy without charge by calling (800) ___-____, or writing Nationwide Advisory Services, Three Nationwide Plaza, Columbus, Ohio 43215.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST DATED
DECEMBER 1, 1997, IS INCORPORATED HEREIN BY REFERENCE.

SALE OF FUND SHARES

Shares of the Fund may be sold to to other open-end investment companies (each a "Fund of Funds") created by NAS, as well as well as to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by life insurance companies. The Accounts purchase shares of the Fund in accordance with variable account allocation instructions received from the owners of the Contracts. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and Account, as a shareholder, has an ownership interest in the Fund's investments. The Fund also offers to buy back (redeem) its shares from the Fund of Funds or the Accounts at any time at net asset value.

SUMMARY OF EXPENSES


Shareholder Transaction Expenses                     None
Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees                                                 .13%
12b-1 Fees                                                      .07%
Other Expenses (after waiver) (1)                               .15%
                                                                ====

Total Operating Expenses (after waiver) (2)                     .35%


This summary is provided to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Example:
                                                              1 YEAR   3 YEARS
                                                              ------   -------
You would pay the following expenses on a $1,000
investment, assuming (1) 5%
annual return and (2)
redemption at the end of each time period.                    $    4   $    11

THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.
----------------------------------
   (1) "Other Expenses" are based upon estimates for the fiscal year ending October 31, 1998.


   (2) Until further written notice to Shareholders, the Adviser has agreed with the Trust to waive management fees or to reimburse expenses incurred by the Fund to the extent necessary to limit the total expense ratio of the Fund to a maximum of .35% of the average net assets of the Fund. Without fee waivers or expense reimbursements, it is estimated that other expenses and total operating expenses would be .21% and .41%, respectively.

For more information on Fund expenses, see"MANAGEMENT OF THE TRUST" below.

FINANCIAL HIGHLIGHTS

Financial highlights are not available for the Fund, because the Fund has not yet commenced operations.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index.***


The Fund attempts to duplicate the investment results of the Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's ("S&P") chooses the stocks to be included in the Index solely on a statistical basis. The Fund attempts to be fully invested at all times in the stocks that comprise the Index and stock index futures as described below, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Fund uses the Index as the standard performance comparison because it represents approximately 70% of the total market value of all common stocks and is well known to investors. An investment in the Fund involves risks similar to those of investing in stocks, i.e., the possibility that stock prices in general will decline over short or even extended periods of time.



The weightings of stocks in the Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. Because of this weighting, as of _____________________, approximately ____% of the Index was composed of the 50 largest companies. The Fund's subadviser generally select stocks for the Fund's portfolio in the order of their weightings in the Index beginning with the heaviest weighted stocks. With respect to the Fund's assets invested in the stocks in the Index, the percentage of such assets invested in each stock is approximately the same as the percentage it represents in the Index.

No attempt is made to manage the Fund in the traditional sense using economic, financial and market analysis. The Fund is managed using a computer program to determine which stocks are to be purchased or sold to replicate the Index to the extent feasible. From time to time, administrative

------------------------------

         *** "Standard & Poor's 500," "S&P 500(R)" are trademarks of The McGraw-Hill Companies. The Fund is not sponsored, endorsed, sold or promoted by S&P or The McGraw-Hill Companies, Inc.

adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

The Fund believes that the indexing approach described above is an effective method of substantially duplicating percentage changes in the Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. In the future, the Trust's Board of Trustees may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

The Fund's ability to duplicate the performance of the Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund's portfolio to the Index to the maximum practicable extent.

From time to time to increase its income, the Fund may lend securities from its portfolio. When the Fund has cash reserves, the Fund may invest in money market instruments consisting of U.S. government securities, time deposits, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements. See the Statement of Additional Information for a description of these instruments. The Fund also may purchase stock index futures in anticipation of taking a market position when, in the opinion of the Fund's subadviser, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell (write) stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures. See also "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS" below.


There can be no guarantee that the Fund's objective will be achieved. The investment objective of the Fund is fundamental and shareholder approval is required to change the Fund's investment objective.


MANAGEMENT OF THE FUND

The Adviser provides investment management evaluation services to the Fund in initially selecting and monitoring on an ongoing basis the performance of a subadviser to manage the Fund's portfolio. The Adviser has selected The Dreyfus Corporation to be the subadviser (the "Subadviser") of the Fund. See "MANAGEMENT OF THE TRUST - MANAGEMENT OF THE FUND-THE SUBADIVSER" below for further information.

INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

GENERAL - The Fund's net asset value per share should be expected to fluctuate. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

EQUITY SECURITIES - Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

FOREIGN SECURITIES - Since the stocks of some foreign issuers are included in the Index, the Fund's portfolio may contain securities of such foreign issuers which may subject the Fund to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the payment of principle and interest on the foreign securities or restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.


USE OF DERIVATIVES - The Fund may invest, to a limited extent, in derivatives ("Derivatives"). Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security or currency) or the level of a reference index. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based on either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, can decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio.

Although the Fund will not be a commodity pool, Derivatives subject the Fund to the rules of the Commodity Futures Trading Commission, which limit the extent to which the Fund can invest in certain derivatives. The Fund may invest in stock index futures contracts and related options for hedging purposes without limit, but it is anticipated that the Fund's investments in stock index futures and related options and other derivatives will not exceed 20% of the Fund's total assets. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, taking into account unrealized profits and unrealized losses on such contracts.

Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. OTC transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by guidelines of the Securities and Exchange Commission, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations under derivative transactions. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times, since it may not be possible to liquidate a derivative position.

The successful use of derivative transactions by the Fund is dependent upon the Subadviser's ability to correctly anticipate trends in the underlying asset. Hedging transactions are subject to risks; if the Subadviser incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's derivative transaction and the instrument being hedged.


BORROWING MONEY- The Fund is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

LENDING PORTFOLIO SECURITIES - the fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loaned and income on the loaned securities' collateral. Loans of portfolio securities may not exceed 30% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


NON-DIVERSIFIED STATUS - The classification of the Fund as a "non-diversified" portfolio means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. The Fund is not so limited. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio may be more sensitive to the changes in market value of a single issuer or sector. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government Securities.


MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of its Board of Trustees.

The Board of Trustees sets and reviews policies regarding the operation of the Trust, whereas the officers perform the daily functions of the Trust. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time, all of the Trustees may not have been elected by the Shareholders of the Trust. The Trust will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations.

MANAGEMENT OF THE FUND

THE ADVISER - Under the terms of the Investment Advisory Agreement, NAS, Three Nationwide Plaza, Columbus, Ohio 43215, oversees the investment of the assets for the Fund and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, the Adviser also evaluates and monitors the performance of the subadviser. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund, however the Adviser does not intend to do so at this time.

The Adviser has applied to the Securities and Exchange Commission for an exemptive order which, if granted, will allow the Adviser to appoint, replace or terminate the subadviser without approval of shareholders, subject to receipt of such an order, any change in the Subadviser will be communicated to shareholders within 60 days of such change and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Adviser. The order, if granted, is intended to facilitate the efficient operation of the Fund and afford the Trust increased management flexibility. The Adviser will not appoint, replace or terminate the Subadviser or materially amend any subadvisory agreement without obtaining the approval of shareholders, until and unless it receives an exemptive order.


The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadviser, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.


The Adviser, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. THE FUND PAYS THE ADVISER A FEE AT THE ANNUAL RATE OF .13% OF THE FUND'S AVERAGE DAILY NET ASSETS.


The Adviser may from time to time waive some or all of its investment advisory fee or other fees. The waiver of such fees will cause the total return and yield of the Fund to be higher than they would otherwise be in the absence of such a waiver.

THE SUBADVISER - Subject to the supervision of the Adviser and the Board of Trustees, the Subadviser manages the Fund's assets in accordance with the Fund's investment objective and policies. The Subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. For the investment management services it provides to the Fund, the Subadviser receives an annual fee from the Adviser in the following amounts:

         .07% on assets up to $250 million
         .06% on assets of $250 million up to $500 million
         .05% on assets of $500 million up to $1 billion
         .04% on assets of $1 billion and more.


Below is a brief description of the Subadviser.

THE DREYFUS CORPORATION ("DREYFUS"), 200 Park Avenue, New York, N.Y. 10166, was formed in 1947 and registered under the Investment Advisers Act of 1940, serves as subadviser to the Fund pursuant to a Subadvisory Agreement dated _______________. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to compensate the Distributor, Nationwide Advisory Services, Inc. ("NAS") for expenses associated with distribution of its shares. Under the Plan, the Fund pays NAS compensation accrued daily and paid monthly at a maximum rate of .07% of the Fund's average daily net assets. Distribution expenses paid by NAS may include the costs of printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers.

OTHER SERVICES

Under the terms of the Fund Administration Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of the Fund's shares, preparation of financial statements, tax returns and regulatory reports. For these services, the Fund pays NAS an annual fee based on the Fund's average daily net assets in the amount of 0.05% on assets up to $1 billion and 0.04% on assets of $1 billion and more.

The Distributor, Nationwide Advisory Services, Inc. is located at Three Nationwide Plaza, Columbus, Ohio 43215.


The Transfer and Dividend Disbursing Agent, Nationwide Investment Services, Inc. ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. The Fund pays NISI a fee for such services at the annual rate of 0.01% of the Fund's average daily net assets. NISI is a wholly owned subsidiary of the Adviser.


INVESTMENT IN FUND SHARES

An insurance company may purchase shares of the Fund using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Fund. Funds of Funds may also purchase shares of the Fund for their portfolios. There is no sales charge, and all shares are sold at net asset value.


Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary Nationwide Life and Annuity Insurance Company to fund the benefits under the Contract and to affiliated Fund of Funds created by NAS. The addresses for each of these entities is One Nationwide Plaza, Columbus, Ohio 43215.


All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to the Fund are subject to the limits applicable to the Contracts.

SHARE REDEMPTION


Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption orders are received from a Fund of Funds or from Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company by the Trust's transfer agent, NISI. The net asset value per share for the Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4:00 P.M. Eastern Time), on each business day the New York Stock Exchange is open for regular trading, on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, independence Day, Labor Day, and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.



In determining net asset value, portfolio securities listed on national exchanges are valued at the last sales price on the principal exchange. If the securities are traded only in the over-the-counter market, they are valued at the last quoted bid price. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available, if any, are valued at fair value in accordance with procedures adopted by the Board of Trustees. Expenses and fees are accrued daily.


The Trust may suspend the right of redemption only under the following unusual circumstances:

- when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

- when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

- during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholder.

NET INCOME AND DISTRIBUTIONS

Substantially all of the net investment income, if any, of the Fund will be declared and paid as dividends quarterly. Net realized capital gains, of the Fund, if any, will be distributed at least annually.

ADDITIONAL INFORMATION


DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. The Trust reserves the right to create and issue shares of a number of different portfolios or series. In that case, the shares of each fund would participate equally in the earnings, dividends, and assets of the particular portfolio or series, but shares of all funds would vote together in the election of Trustees. Upon liquidation of a portfolio or series, its shareholders are entitled to share pro rata in the net assets of such portfolio or series available for distribution to shareholders. Shares have no pre-emptive rights. Shares are fully paid and nonassessable.



VOTING RIGHTS - Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any portional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Management Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders.



The Trust has represented to the commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

PERFORMANCE ADVERTISING FOR THE FUND

The Fund may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average annual total return for the most recent one, five and ten year periods, or the life of the Fund if less. Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

TAX STATUS


The Trust's policy is to cause each fund to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute or substantially all, of its taxable net investment income and capital gains to shareholders; therefore it is expected that the Fund will not be required to pay any federal income taxes on its investment income.


Because each portfolio or series of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income and distributions of the Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.

The tax treatment of payments made by an Account to a Contractholder is described in the separate account prospectus.

CONTENTS

Sale of Fund Shares-----------------------------------------------------------2
Summary of Expenses-----------------------------------------------------------2
Financial Highlights----------------------------------------------------------3
Investment Objective and Policies---------------------------------------------3
Investment Techniques, Considerations and Risk Factors------------------------4 Management of the Trust-------------------------------------------------------5
Investment in Fund Shares-----------------------------------------------------7
Share Redemption--------------------------------------------------------------8
Net Income and Distributions--------------------------------------------------9
Additional Information--------------------------------------------------------9
Performance Advertising for the Fund-----------------------------------------10
Tax Status-------------------------------------------------------------------10
Appendix---------------------------------------------------------------------12


INVESTMENT ADVISER AND ADMINISTRATOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43215

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio 43215


CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

PART B:


             STATEMENT OF ADDITIONAL INFORMATION JANUARY ___, 1998



NATIONWIDE INVESTING FOUNDATION III
NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
(together referred to as the "Stock Funds")
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
(together referred to as the "Bond Funds")
NATIONWIDE MONEY MARKET FUND
(all together the "Funds")



               This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses dated January __, 1998. The Prospectuses may be obtained from Nationwide Advisory Services, Inc. (NAS), P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216.


                Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus.


TABLE OF CONTENTS


General Information and History                                              1
Additional Information on Portfolio Instruments and Investment Policies      1
Investment Restrictions                                                     16
Trustees and Officers of the Trust                                          23
Investment Advisory and Other Services                                      26
Brokerage Allocation                                                        27
Purchases, Redemptions, Pricing of Shares                                   28
Calculating Money Market Fund Yield                                         30
Calculating Yield and Total Return--
               Non-Money Market Funds                                       30
Additional Information                                                      31
Tax Status                                                                  32
Special Meeting                                                             33
Appendix                                                                    45


GENERAL INFORMATION AND HISTORY


Nationwide Investing Foundation III (NIF III) is an open-end management investment company, created under the laws of Ohio by a Declaration of Trust dated as of October 30, 1997.


INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


The following information supplements the discussion of the Funds' investment objectives and policies discussed in the prospectuses. The investment objectives of each Fund are fundamental and may not be changed without shareholder approval. The investment policies and types of permitted investments described here may be changed without prior approval by the shareholders. There is no guarantee that any of the Funds' investment objectives will be realized.

DEBT OBLIGATIONS. Each of the Funds (except S&P 500 Index Fund) may invest in debt obligations. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         RATINGS AS INVESTMENT CRITERIA. High-quality and investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities. Among the factors that will be considered by NAS are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.


         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require the sale of such securities, but NAS will consider such events in determining whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such NRSROs or their rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

MONEY MARKET INSTRUMENTS. Each Fund may invest in certain types of money market instruments which may include the following types of instruments:

        -- obligations with remaining maturities of 13 months or less issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, and for the Money Market Fund's, obligations of the Canadian government and their provinces, their agencies and instrumentalities;


        -- repurchase agreements;

        -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankees dollars), savings and loan associations and similar institutions;

        -- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have outstanding debt issue with a high quality rating;

        -- adjustable and variable rate instruments; callable notes;

        -- short-term (maturing in 397 days or less) corporate obligations rated within the top two categories by an NRSRO;


        -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.


MORTGAGE AND ASSET-BACKED SECURITIES - The Bond Funds may each purchase mortgage-backed securities. In addition, the Nationwide Bond Fund may invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or, in the case of the Nationwide Bond Fund only, by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.


         Private lenders or government-related entities may also create mortgage loan pools offering mortgage-backed securities where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-backed securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities. The market for privately issued mortgage and asset-backed securities is smaller and less liquid than the market for government sponsored mortgaged-backed securities.


         Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interest therein, rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.


         The yield characteristics of mortgage and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also pose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.


         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


         STRIPPED MORTGAGE-BACKED SECURITIES. Each of the Bond Funds (other than the Tax-Free Income Fund) may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on an underlying pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.


         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.


The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile.



REPURCHASE AGREEMENTS. All of the Funds may enter into repurchase agreements with certain banks or non-bank dealers. In connection with the purchase of a repurchase agreement by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by a Fund. Repurchase agreements may be entered into with respect to securities of the type in which a Fund may invest or government securities regardless of their remaining maturities. A Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to the securities, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each of the Funds (except the S&P 500 Index Fund) may purchase securities on a "when-issued" or "delayed delivery" basis (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate, if applicable, that will be received on when-issued securities are fixed at the time the fund enters into the commitment to buy such securities. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on or prices of such securities may be higher or lower than the yields or prices available in the market on the dates when the investments are actually delivered to the buyers.


         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, the Funds custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of NAS to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The Funds will engage in "when-issued" or "delayed delivery" transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage. If the Tax-Free Income Fund sells a "when-issued" or "delayed-delivery" security before delivery, any gain would not be tax-exempt.

LENDING PORTFOLIO SECURITIES. Each Fund (except the Tax-Free Income Fund) may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.



         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower at least

100% cash collateral of the type discussed in the preceding paragraph; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.


SPECIAL SITUATION COMPANIES. The Mid Cap Growth Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Mid Cap Growth Fund believes, however, that if NAS analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, such Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Mid Cap Growth Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may invest, directly or indirectly through the use of depository receipts, in foreign securities. Investors in such Funds should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in domestic securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each such Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

         Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Funds for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.


         DEPOSITORY RECEIPTS. As indicated in the Funds' Prospectus, the Stock Funds (except the S&P Index Fund) may invest in foreign securities indirectly by purchasing depository receipts, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

         The Stock Funds (except the S&P 500 Index Fund) may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs and EDRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR and EDR holders and the practices of market participants.


         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs and EDRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR and EDR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs and EDRs tend to be less liquid than sponsored ADRs and EDRs, respectively.

         Sponsored ADR and EDR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR and EDR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR and EDR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.


         EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee bank obligations held in the Money Market Fund will undergo the same credit analysis as domestic issues in which the Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Money Market Fund.

         MUNICIPAL SECURITIES. As stated in the prospectus, the assets of the Tax-Free Income Fund will be primarily invested in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities if the interest paid thereon is exempt from federal taxes including the federal alternative minimum tax.

         Among other types of municipal securities, the Tax-Free Income Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the prospectus, the two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. NAS will consider such an event in determining whether the Tax-Free Income Fund should continue to hold the obligation.

         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.


         The Tax-Free Income Fund may invest in AMT bonds. An AMT bond is an otherwise tax-exempt municipal bond whose interest is treated as a preference item for purposes of computing the alternative minimum tax imposed on individuals and corporations. Specifically, private activity bonds, other than 501(c)(3) bonds issued on or after August 8, 1986 that are not current refundings of pre-1986 industrial development bonds are AMT bonds. A municipal bond is considered to be a private activity bond if more than either 5% or $5 million of the proceeds is used to finance a loan to any person other than a governmental unit, or 10% or more of the proceeds of the issue is used in a trade or business of any person other than a governmental entity and more than 10% of the issue is secured by property or payments used in a private business.


         Municipal bonds that are private activity bonds will not be tax-exempt unless they fall within the category of "qualified bonds" defined in the Tax Code. Qualified bonds include issues for certain facilities such as airport bonds, water and sewer service bonds, qualified single and multifamily housing bonds, certain "small" industrial development bonds and bonds for local furnishing of gas and electricity. Qualified bonds are also bonds for water, solid waste facility bonds, docks and wharves issues and "enterprise zone" bonds.


         In addition to the normal risks associated with bonds, there is a slight risk of less active secondary market for AMT bonds. In general, a larger secondary market will exist for AM bonds when the supply of municipal bonds is tight.


        PUTS. The Tax-Free Income Fund may also acquire "puts" with respect to municipal securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Tax-Free Income Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

        The amount payable to the Tax-Free Income Fund upon its exercise of a "put" is normally (i) the Tax-Free Income Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Tax-Free Income Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Tax-Free Income Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

        Puts may be acquired by the Tax-Free Income Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Tax-Free Income Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.

        The Tax-Free Income Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Tax-Free Income Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

        The Tax-Free Income Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in NAS's opinion, present minimal credit risks.


CONVERTIBLE SECURITIES. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may invest in convertible securities to the extent described in its Prospectus. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

WARRANTS. The Mid Cap Growth Fund, Growth Fund, and Nationwide Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities.

         Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. At this time none of the Funds intends to invest more than 5% of its net assets in illiquid securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


         The SEC has adopted Rule 144A under the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.



         Any such restricted securities will be considered to be illiquid for purposes of such a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, NAS has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund's level of illiquidity may increase.



         A Stock Fund may buy or sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


         NAS will monitor the liquidity of restricted securities in a Fund. In reaching liquidity decisions, NAS may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


BORROWING. Each Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed). In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Each Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.


         Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.


DERIVATIVE INSTRUMENTS. As discussed in the Prospectuses, NAS or a Subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management. Derivations are financial instruments whose value and performance are based on the value and performance of another security, financial instrument or index. Except for the S&P 500 Index Fund, at this time, none of the Funds intends to invest more than 5% of its net assets in derivative instruments.


         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon NAS's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because NAS or the Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

         (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.


         For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information".



         OPTIONS. Each of the Stock Funds may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase or sale of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction", the sale or purchase, as the case may be, of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.


         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         Each Stock Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each of the Stock Funds intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.


         Each Stock Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Price movements in securities in which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations acquiring and holding the underlying securities. A Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise.


         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.


         Transactions using OTC options expose a Fund to certain risks. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.





         FUTURES CONTRACTS. The Stock Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when NAS or a Subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FORWARD CURRENCY CONTRACTS. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

SECURITIES OF OTHER NON-AFFILIATED INVESTMENT COMPANIES. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. The Funds may also invest in shares of other non-affiliated investment companies registered under the 1940 Act. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

BANK OBLIGATIONS. As stated in a Fund's Prospectus, bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

FLOATING AND VARIABLE RATE INSTRUMENTS. The Nationwide Bond, Tax-Free Income and Money Market Fund may invest in floating and variable rate instruments. Certain of the floating or variable rate obligations that may be purchased by these Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

         The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.


         ZERO COUPON SECURITIES. The Bond Funds may invest in zero coupon securities in accordance with investment policies described in the Prospectus.


         Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features.

         Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

         Current federal income tax law requires the holder of a zero coupon security acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

         INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed.

EACH OF THE FUNDS:


     - Except for the S&P 500 Index Fund, may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.



     - May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.





     - May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.


     - May not purchase or sell real estate except that each Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).


     - May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.


     - May not lend any security or make any other loan except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

     - May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund's total assets would be invested in the securities of issuers the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.



In addition, the S&P 500 Index Fund may not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

     - Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     - Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.


     - Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid.


     - Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

     - Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


TRUSTEES AND OFFICERS
 OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupation of the Trustees and Officers during the last five years, their ages and their affiliations are:

JOHN C. BRYANT, Trustee*, Age -- 61
11 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.



C. BRENT DEVORE, Trustee, Age -- 57
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.



SUE A. DOODY, Trustee, Age -- 63
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.



ROBERT M. DUNCAN, Trustee*, Age -- 70
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University



CHARLES L. FUELLGRAF, JR., Trustee*+, Age -- 66
600 South Washington Street, Butler, Pennsylvania
Mr. Fuellgraf is Chief Executive Officer of Fuellgraf Electric Company, an electrical construction and engineering company. He is a Director of the Nationwide Insurance Companies and associated companies.



THOMAS J. KERR, IV, Trustee*, Age -- 64
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.



DOUGLAS F. KRIDLER, Trustee, Age -- 42
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.



DIMON R. MCFERSON, Trustee*+, Age -- 60
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.



NANCY C. THOMAS, Trustee+, Age -- 63
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.



HAROLD W. WEIHL, Trustee+, Age -- 65
14282 King Road, Bowling Green, Ohio
Mr. Weihl is a owner and operator of Weihl Farms. He is also a Director of the Nationwide Insurance Companies and associated companies.




DAVID C. WETMORE, Trustee, Age -- 49
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.

CHRISTOPHER A. CRAY, Assistant Treasurer
Three Nationwide Plaza, Columbus, Ohio
Mr. Cray is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.

DAVID E. SIMAITIS, Secretary
Three Nationwide Plaza, Columbus, Ohio
Mr. Simaitis is Counsel of Druen, Dietrich, Reynolds & Koogler, the Trust's legal counsel.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.


*Members of the Executive Committee. Mr. McFerson is Chairman. Mr. Fuellgraf is the Alternate Member. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.


All Trustees and Officers of the Trust own less than 1% of its outstanding shares.


The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the estimated total compensation to be paid to the Trustees of the Trust for the fiscal period ending October 31, 1998. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, included the predecessor investment companies to the Trust, for the fiscal year ended October 31, 1998. Trust officers receive no compensation from the Trust in their capacity as officers.

                                     COMPENSATION TABLE

                                                        PENSION
                                        ESTIMATED      RETIREMENT     ESTIMATED       ESTIMATED
                                        AGGREGATE       BENEFITS       ANNUAL           TOTAL
                                      COMPENSATION     ACCRUED AS     BENEFITS      COMPENSATION
NAME OF PERSON,                           FROM        PART OF FUND      UPON        FROM THE FUND
POSITION                               THE TRUST       EXPENSES      RETIREMENT       COMPLEX**

John C. Bryant, Trustee                  $10,000         --0--          --0--          $18,000
C. Brent DeVore,  Trustee                 10,000         --0--          --0--           10,000
Sue A. Doody, Trustee                     10,000         --0--          --0--           10,000
Robert M Duncan,  Trustee                 10,000         --0--          --0--           18,000
Charles L. Fuellgraf, Jr, Trustee         10,000         --0--          --0--           10,000
Thomas J. Kerr, IV,  Trustee              10,000         --0--          --0--           18,000
Douglas F. Kridler, Trustee               10,000         --0--          --0--           10,000
Dimon R. McFerson,  Trustee               --0--          --0--          --0--            --0--


Nancy C. Thomas,  Trustee                10,000          --0--          --0--           10,000
Harold W. Weihl,  Trustee                10,000          --0--          --0--           10,000
David C. Wetmore, Trustee                10,000          --0--          --0--           10,000

**The Fund Complex includes Trusts comprised of twenty nine investment company portfolios.


INVESTMENT ADVISORY AND OTHER SERVICES


Under the terms of the Investment Advisory Agreement dated _________1997, Nationwide Advisory Services, Inc. ("NAS") manages the investment of the assets of the Funds in accordance with the policies and procedures established by the Trustees.


The Adviser pays the compensation of the Trustees and officers affiliated with the Adviser. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.


The Investment Advisory Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that the Adviser may render similar services to others.

The Trust pays the compensation of the Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.


NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise.

For services provided under the Investment Management Agreement, NAS receives an annual fee paid monthly based on average daily net assets of each Fund (except the S&P 500 Index Fund) according to the following schedule:


             FUND                                        ASSETS                   FEE
             ----                                        ------                   ---

Nationwide Mid Cap Growth, Nationwide             $0 up to $250 million           .60%
Growth and Nationwide Fund                    $250 million up to $1 billion      .575%
                                               $1 billion up to $2 billion        .55%
                                               $2 billion up to $5 billion       .525%
                                                   $5 Billion and more            .50%

Nationwide Bond, Nationwide Tax-Free,             $0 up to $250 million           .50%
Nationwide Intermediate U.S. Government       $250 million up to $1 billion      .475%

Bond, and Nationwide Long-Term U.S.
                                               $1 billion up to $2 billion        .45%
Government Bond Funds                          $2 billion up to $5 billion       .425%
                                                    $5 Billion and more           .40%

Nationwide Money Market Fund                       $0 up to $1 billion            .40%
                                               $1 billion up to $2 billion        .38%
                                               $2 billion up to $5 billion        .36%
                                                   $5 Billion and more            .34%


ADVISORY SERVICES FOR THE S&P 500 INDEX FUND

Under the terms of the Investment Advisory Agreement, NAS oversees the investment of the assets for the S&P 500 Index Fund. Subject to the supervision and direction of the Trustees, the Adviser also evaluates and monitors the performance of the subadviser. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund, however the Adviser does not intend to do so at this time.


The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.


The S&P 500 Index Fund pays the Adviser a fee at the annual rate of .13% of the Fund's average daily net assets for investment advisory services.

The Adviser may from time to time waive some or all of its investment advisory fee or other fees. The waiver of such fees will cause the total return and yield of the Fund to be higher than they would otherwise be in the absence of such a waiver.


The Subadviser - Subject to the supervision of the Adviser and the Trust's Board of Trustees, The Dreyfus Corporation manages the S&P 500 Index Fund's assets in accordance with such Fund's investment objective and policies. The Subadviser shall make investment decisions for the S&P 500 Index Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. For the investment management services it provides to the Fund, the Subadviser receives an annual fee from the Adviser in the following amounts:

     .07% on assets up to $250 million
     .06% on assets of $250 million up to $500 million
     .05% on assets of $500 million up to $1 billion
     .04% on assets of $1 billion and more.

Below is a brief description of the Subadviser.

The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, N.Y. 10166, was formed in 1947 and registered under the Investment Advisers Act of 1940, serves as subadviser to the Fund pursuant to a Subadvisory Agreement dated_____________. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.



DISTRIBUTOR
-----------



NAS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Underwriting Agreement dated as of ________, 1998 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until _________, 2000, and year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.



In its capacity as Distributor, NAS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge imposed upon sales of Shares of each of the Funds.


DISTRIBUTION PLAN FOR THE S&P 500 INDEX FUND


The S&P 500 Index Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act which permits the Fund to compensate NAS as such Fund's Distributor, for expenses associated with distribution of its shares. Although actual distribution expenses may be more or less, under the Plan, the S&P 500 Index Fund pays NAS compensation accrued daily and paid monthly at a maximum rate of .07% of the Fund's average daily net assets. Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers.



As required by Rule 12b-1, the Plan was approved by the initial Shareholder of each of the S&P 500 Index Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was approved by the Board of Trustees on November 7, 1997. The Plan may be terminated as to the Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.



The Board of Trustees of the Trust believes that the Plan is in the best interests of the S&P 500 Index Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.



OTHER SERVICES FOR ALL THE FUNDS

Under a separate Fund Administration Agreement dated ____________ 1997, NAS also provides various administrative and accounting services, including daily valuation of each Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, each Fund (except the S&P 500 Index Fund) pays NAS an annual fee in the amount of 0.07% on assets up to $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of $1 billion and more. The S&P 500 Index Fund pays NAS an annual fee in the amount of 0.05% on assets up to $1 billion and 0.04% on assets of $1 billion and more. The S&P 500 Index Fund pays NAS an annual fee in the amount of 0.05% on assets up to $1 billion and 0.04% on assets of $1 billion and more.



Nationwide Investors Services, Inc. ("NISI") is the Transfer and Dividend Disbursing Agent for all Nationwide Funds. NISI, a wholly-owned subsidiary of NAS will receive fees for transfer agent services in the following amounts: $16 per Stock Fund account in Class D shares per annum; $18 per Bond Fund account in Class D shares per annum; $27 per Money Market Fund account per annum and
 .01% annually of average daily net assets of the S&P 500 Index Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Funds.



KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.


BROKERAGE ALLOCATION

ALLOCATION OF PORTFOLIO BROKERAGE--There is no commitment by NAS to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Funds are placed where, in the judgment of NAS or the Subadviser, the best executions can be obtained. None of the firms with whom orders are placed are engaged in the sale of shares of the Funds. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions. The Funds and NAS believe that these services and information, which in many cases would be otherwise unavailable to NAS, are of significant value to NAS, but it is not possible to place an exact dollar value thereon. NAS does not believe that the receipt of such services and information tends to reduce materially NAS's expense.


In the case of securities traded in the over-the-counter market, the Funds will normally deal with the market makers for such securities unless better prices can be obtained through brokers.

CALCULATION OF NET ASSET VALUE OF THE
MONEY MARKET FUND

         The Nationwide Money Market Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.

         The value of portfolio securities is determined on the basis of the amortized cost, method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include a revaluation of all or an appropriate portion of the Money Market Fund's assets based upon current market factors.

         The Trustees, in supervising the Fund's operations and delegating special responsibilities involving portfolio management to NAS, have undertaken as a particular responsibility within their overall duty of care owed to the Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Fund's net asset value per share, rounded to the nearest one cent, will not deviate from $1.

         Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

CALCULATING MONEY MARKET FUND YIELD


Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation , the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.

         The Money Market Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses.

         Although the Fund determines its yield on the basis of a seven calendar day period, it may use a different time span on occasion.

         There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN--
NON-MONEY MARKET FUNDS

The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


NONSTANDARD RETURNS

The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

The Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Intermediate U.S. Government Bond Fund and Nationwide Long-Term U.S. Government Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL INFORMATION


DESCRIPTION OF SHARES--The assets of each Fund are segregated and a shareholder has an interest in only the assets of the Fund in which he owns shares. Shares of a particular Fund are equal in all respects to the other shares of that Fund and in the event of liquidation of a Fund will share pro rata in the distribution of the net assets of such Fund. All shares are without par value and fully paid, nonassessable, transferable and redeemable. There are no pre-emptive rights.



VOTING RIGHTS--Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Management Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions, the right to vote is limited to the holders of shares of the particular class fund affected by the proposal. To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders.



The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS--Substantially all of the net investment income, if any, of each Fund will be paid to shareholders of the Stock Funds as dividends in March, June, September and December and to shareholders of the Bond and Money Market Funds at each month end.

In those years in which sales of a Fund's portfolio securities result in net realized capital gains, the Fund will declare and cause to be paid such gains to its shareholders in December.


ADDITIONAL GENERAL TAX INFORMATION


         Each of the nine Funds of the Trust is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, in taxable years beginning on or before August 5, 1997, derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Mid-term capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on mid-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for mid-term capital gains is more than one year but not more than eighteen months; the holding period for long-term capital gains is more than eighteen months.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and each of the Bond Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from such Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of any Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund.

         Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

         Offsetting positions held by a Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If a Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.



ADDITIONAL TAX INFORMATION WITH RESPECT TO THE TAX-FREE INCOME FUND

         The Tax-Free Income Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Income Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from all or a portion of the Tax-Free Income Fund's dividends being tax-exempt and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Free Income Fund may not be an appropriate investment for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Tax-Free Income Fund.

         The Code permits a regulated investment company which invests in municipal securities to pay to its shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter of its taxable year at least 50% of its total assets consist of municipal securities.


         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax-Free Income Fund that is derived from interest received by the Tax-Free Income Fund that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Tax-Free Income Fund's taxable year. The percentage of the total dividends paid by the Tax-Free Income Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Tax-Free Income Fund receiving dividends during such year. Exempt-interest dividends shall be treated by the Tax-Free Income Fund's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under Section 147(a) of the Code with respect to any of the municipal securities held by the Tax-Free Income Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share shall be disallowed to the extent of the amount of such exempt-interest dividend.


         In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes if the Tax-Free Income Fund distributes exempt-interest dividends during the shareholder's taxable year. A shareholder of the Tax-Free Income Fund that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry shares of the Tax-Free Income Fund if the Tax-Free Income Fund distributes exempt-interest dividends during the shareholder's taxable year. Certain federal income tax deductions of property and casualty insurance companies holding shares of the Tax-Free Income Fund and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of the Tax-Free Income Fund.

         In the event the Tax-Free Income Fund realizes mid-term or long-term capital gains, the Tax-Free Income Fund intends to distribute any realized net mid-term or net long-term capital gains annually. If the Tax-Free Income Fund distributes such gains, the Tax-Free Income Fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as mid-term or long-term capital gains, respectively, regardless of how long the shareholders have held their shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Tax-Free Income Fund to the shareholders not later than sixty days after the close of the Tax-Free Income Fund's taxable year. It should be noted, however, that long-term capital gains of individuals are subject to a maximum tax rate of 20% (or 10% for individuals in the 15% ordinary income tax bracket) and mid-term capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any share and then sells the share before he has held it for more than six months, any loss on the sale of the share is treated as long-term capital loss to the extent of the capital gain dividend received.

         Interest earned on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. Since the Tax-Free Income Fund may invest up to 20% of its net assets in municipal securities the interest on which may be treated as a tax preference item, a portion of the exempt-interest dividends received by shareholders from the Tax-Free Income Fund may be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by the Tax-Free Income Fund are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by the Tax-Free Income Fund to corporate shareholders. For individuals the alternative minimum tax rate is 26% on alternative minimum taxable income up to $175,000 and 28% on the excess of $175,000; for corporations the alternative minimum tax rate is 20%.

         For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income", which would include a portion of the exempt-interest dividends distributed by the Tax-Free Income Fund to such corporation. In addition, exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         Distributions of exempt-interest dividends by the Tax-Free Income Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Tax-Free Income Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by the Tax-Free Income Fund during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         As indicated in the Prospectus, the Tax-Free Income Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Tax-Free Income Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Income Fund could acquire under the 1940 Act. Therefore, although the Tax-Free Income Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Under Section 1256 of the Code, gain or loss realized by the Tax-Free Income Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of the Tax-Free Income Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Tax-Free Income Fund characterized in the manner described above.

         Offsetting positions held by the Tax-Free Income Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If the Tax-Free Income Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. The Tax-Free Income Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by the Tax-Free Income Fund, losses realized by the Tax-Free Income Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by the Tax-Free Income Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Tax-Free Income Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, the Tax-Free Income Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Income itself exempt from Federal income taxation may be considered in addition to taxable income when determining whether Social Security payments received by a shareholder are subject to federal income taxation.

SPECIAL MEETING


The Declaration of Trust provides that a Special Meeting of Shareholders may be called by the Trustees or shareholders for the purpose of taking action on any matter requiring the vote of shareholders as provided for in the Declaration of Trust.

                       NATIONWIDE INVESTING FOUNDATION III
                          NATIONWIDE S&P 500 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 23, 1997


ASSETS
Cash                                                                   $ 100,000

                                                                       ---------
NET ASSETS                                                             $ 100,000
                                                                       =========


REPRESENTED BY:
Capital                                                                $ 100,000
                                                                       ---------

NET ASSETS                                                             $ 100,000
                                                                       =========


Shares outstanding (unlimited number of
   shares outstanding)                                                    10,000
                                                                       =========

Net asset value per share                                              $   10.00
                                                                       =========



See accompanying notes to financial statements.

NATIONWIDE INVESTING FOUNDATION III
NATIONWIDE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER  23, 1997

1. ORGANIZATION

The Nationwide S&P 500 Index Fund (the "Fund") is a non-diversified portfolio of Nationwide Investing Foundation III (the "Trust"). The Trust is an open-end management investment company organized as a business trust under the laws of the State of Ohio, by a Declaration of Trust dated as of October 30, 1997. The Trust offers nine separate portfolios or series, each with its own investment objectives and each are registered under the Investment Company Act of 1940, as amended. The accompanying financial statements relate only to the Nationwide S&P 500 Index Fund. The Fund had no operations other than those actions relating to organizational matters and the initial purchase of 10,000 units of beneficial interest in the Fund. As of December 23, 1997, all outstanding shares of the Fund are owned by Nationwide Advisory Services, Inc. (NAS), an Ohio corporation.

2.  RELATED PARTY TRANSACTIONS


Nationwide Advisory Services, Inc., an affiliated company, serves as the Fund's investment advisor. Under the terms of the Investment Advisory Agreement, NAS oversees the investment of the assets for the Fund and supervises its daily business affairs. As the Fund's adviser, NAS receives fees at an annual rate of
 .13% of the Fund's average daily net assets.



The Dreyfus Corporation ("Dreyfus") serves as investment sub-adviser. For its services, Dreyfus receives an annual fee from NAS in the following amounts:
         .07% on average daily net assets up to $250 million
         .06% on average daily net assets of $250 million up to $500 million .05% on average daily net assets of $500 million up to $1 billion .04% on average daily net assets of $1 billion and more



NAS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. The Fund pays NAS an annual rate of .07% of the Fund's average daily net assets, accrued daily and paid monthly. NAS will use these fees for the distribution and marketing of the Fund.



Under the terms of the Fund Administration Agreement, NAS also provides various administrative and accounting services. For these services, the Fund pays NAS based on the Fund's average daily net assets in the amount of .05% on assets up to $1 billion and .04% on assets of $1 billion and more.


Nationwide Investors Services, Inc. (NISI) acts as transfer and dividend disbursing agent for the funds. For these services, the Fund pays NISI at an annual rate of .01% of the Fund's average daily net assets. NISI is a wholly owned subsidiary of NAS.

Except as otherwise provided below, all fees and expenses incurred by a party in connection with the Agreement and Plan of Reorganization will be paid by the party directly incurring such costs. NAS will pay 50% of the costs associated with the Reorganization. Each Acquiring Fund will bear its own organizational costs.

                          Independent Auditors' Report


The Shareholder and Trustees
     of Nationwide Investing Foundation III:


We have audited the accompanying statement of assets and liabilities of the Nationwide Investing Foundation III Nationwide S&P 500 Index Fund (the Fund) as of December 23, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of December 23, 1997 in conformity with generally accepted accounting principles.


                                                    KPMG Peat Marwick LLP

Columbus, Ohio
December 23, 1997

APPENDIX A

 BOND RATINGS

 STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2. Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

        AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

        AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

        Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

        B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

        D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

        Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


MUNICIPAL BOND

Excerpts from Moody's Investors Service Inc., description of its three highest bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations. Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1, A 1, Ba 1 and B 1.

Excerpts from Standard & Poor's Corporation description of its three highest bond ratings: AAA--highest grade obligations; AA--also qualify as highgrade obligations, and, in the majority of instances, differ from AAA issues only in small degree; A--strong ability to pay interest and repay principle although more susceptible to change in circumstances.

STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.


  FITCH INVESTORS SERVICE, INC. BOND RATINGS

        Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

        Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

        Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

        Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

        Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

        Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative,

DD and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of &D the obligor. `DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.


DUFF & PHELPS, INC.  LONG-TERM DEBT RATINGS

        These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

        Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

        The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE           DEFINITION
-----           ----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+             High credit quality. Protection factors are
AA              strong. Risk is modest, but may vary slightly
AA-             from time to time because of economic conditions.

A+              Protection factors are average but adequate.
A               However, risk factors are more variable and
A-              greater in periods of economic stress.

BBB+            Below average protection factors but still considered sufficient
BBB             for prudent investment. Considerable variability in risk during
BBB-            economic cycles.

BB+             Below investment grade but deemed likely to meet
BB              obligations when due. Present or prospective
BB-             financial protection factors fluctuate according to
                industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+              Below investment grade and possessing risk that
B               obligations will not be met when due. Financial
B-              protection factors will fluctuate widely according to
                economic cycles, industry conditions and/or company fortunes.
                Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP              Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

        Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

        A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

        A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

        B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

        C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

        D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

        An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

        The following criteria will be used in making the assessment:

        1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

        2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

        Note rating symbols and definitions are as follows:

        SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

        SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

        Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

        Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

        Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

         MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S SHORT-TERM RATINGS

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                     F-1+ Exceptionally strong credit quality. Issues assigned
               this rating are regarded as having the strongest degree of assurance for timely payment.

                     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'f-1+'.

                     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

                     F-3 Fair credit quality. Issues assigned this rating have
               characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                     F-S Weak credit quality. Issues assigned this rating have
               characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                     D Default. Issues assigned this rating are in actual or
               imminent payment default.


                     LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


DUFF & PHELPS SHORT-TERM DEBT RATINGS

        Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper is also rated according to this scale.

        Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE   DEFINITION
------------   ----------

               HIGH GRADE
               ----------

        D-1+       Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

        D-1        Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        D-1-       High certainty of timely payment. Liquidity factors are
               strong and supported by good fundamental protection factors. Risk factors are very small.

                   GOOD GRADE
                   ----------

        D-2        Good certainty of timely payment. Liquidity factors and
               company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                   SATISFACTORY GRADE
                   ------------------

        D-3        Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                   NON-INVESTMENT GRADE
                   --------------------

        D-4        Speculative investment characteristics. Liquidity is not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                   DEFAULT
                   -------

        D-5        Issuer failed to meet scheduled principal and/or interest
               payments.


THOMSON'S SHORT-TERM RATINGS

        The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

        TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

        TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

        TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

        TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

IBCA SHORT-TERM RATINGS

        IBCA short-term ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The short-term ratings relate to debt which has a maturity of less than one year.

        IBCA issues ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balance sheet, and a favorable credit profile without significant problems. A "B" rating indicates sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The legal rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated "A-1" are obligations supported by a very strong capacity for timely repayment. Issues rated "A-2" have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

                A1 Obligations supported by the highest capacity for timely repayment.

                A2 Obligations supported by a good capacity for timely repayment.

                A3 Obligations supported by a satisfactory capacity for timely repayment.

                B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

                C Obligations for which there is a high risk of default or which are currently in default.

                D    Obligations which are currently in default.

BOND RATINGS

Bonds rated AA or AAA by D&P are deemed to be high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated AA or AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Moody's three highest bond ratings are: Aaa - judged to be the best quality - carry the smallest degree of investment risk; Aa - judged to be high quality by all standards; A possess favorable attributes and are considered "upper medium" grade obligations.

S&P's three highest bond ratings are: AAA - highest grade obligations - possess the ultimate degree of protection and indicates an extremely strong capacity to pay principal and interest; AA - also qualify as high grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA; A
- strong ability to pay interest and repay principal although more susceptible to change in circumstances.

Bonds rated AA or AAA by IBCA indicates a very strong capacity for timely repayment of debt. Margins of protection may not be as large as for AAA issues.

Bonds rated AA or AAA by Thomson indicates ability to repay principal and interest on a timely basis. Bonds rated AA may have limited incremental risk versus AAA issues.

Bonds BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal for debt in this category than in higher rated categories.

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS


(a)   Financial Statements found in Part B: Nationwide S&P 500 Index Fund
         (1) Statement of Assets and Liabilities as of December 23, 1997
         (2)          Notes to Financial Statements
         (3)          Independent Auditors' Report

(b)   Exhibits
         (1) Declaration of Trust previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (2) Bylaws previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (3)          Not applicable.
         (4)          Not applicable.
         (5)          (a)   Proposed Investment Advisory Agreement previously
                            filed in the Trust's original Registration
                            Statement and is hereby incorporated by reference.
                      (b)   Subadvisory Agreements.

                            (1) Proposed Subadvisory Agreement with The Dreyfus Corporation for S&P 500 Index Fund previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.

         (6) Proposed Underwriting Agreement previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (7)          Not applicable.
         (8) Proposed Custody Agreement previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (9)          (a)     Proposed Fund Administration Agreement previously
                              filed in the Trust's original Registration
                              Statement and is hereby incorporated by reference.
                      (b)     Proposed Transfer and Dividend Disbursing Agent
                              Agreement previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.

         (9)          (c)     Agreement and Plan of Reorganization between
                              Nationwide Investing Foundation and the
                              Trust previously filed with the Trust's
                              Registration Statement on Form N-14 ('33 Act
                              File No. 333-41175) and is hereby incorporated
                              by reference.
          (9)         (d)     Agreement and Plan of Reorganization between
                              Nationwide Investing Foundation II and the
                              Trust previously filed with the Trust's
                              Registration Statement on Form N-14 ('33 Act
                              File No. 333-41175) and is hereby incorporated
                              by reference.
          (9)         (e)     Agreement and Plan of Reorganization between
                              Financial Horizons Investment Trust and the
                              Trust previously filed with the Trust's
                              Registration Statement on Form N-14 ('33 Act
                              File No. 333-41175) and is hereby incorporated by reference.




         (10) Opinion of counsel previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.

         (11)         Consent of KPMG Peat Marwick LLP
         (12)         Not applicable.
         (13)         Purchase Agreement
         (14)         Not applicable.

         (15) Proposed Distribution Plan previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.


         (16)         To be filed as an amendment

         (17)         Financial Data Schedule - Nationwide S&P 500 Index Fund

         (18)         Not applicable.
         (19)         Power of Attorney dated November 7, 1997.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 26.   Nationwide S&P 500 Index Fund has one initial Shareholder.

ITEM 27.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust for undertaken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide DC Variable Account, Nationwide DCVA II,

      Nationwide VA Separate Account-A, Nationwide VA Separate Account-C, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VA Separate Account-B and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

      Joseph J. Gasper       DIRECTOR AND PRESIDENT AND CHIEF OPERATING OFFICER
                             Nationwide Life Insurance Company
                             Nationwide Life and Annuity Insurance Company
                             Nationwide Financial Services, Inc.

                             DIRECTOR AND CHAIRMAN OF THE BOARD
                             Nationwide Investment Services Corporation

                             DIRECTOR AND VICE CHAIRMAN
                             Nationwide Financial Institution
                             Distributors Agency, Inc.
                             Nationwide Global Holdings, Inc.
                             NEA Valuebuilder Investor Services, Inc.
                             NEA Valuebuilder Investor Services of Arizona, Inc. Public Employees Benefit Services Corporation

                             DIRECTOR AND PRESIDENT
                             Nationwide Advisory Services, Inc.
                             Nationwide Investor Services, Inc.

                             DIRECTOR
                             Affiliate Agency, Inc.
                             Affiliate Agency of Ohio, Inc.
                             Financial Horizons Distributors Agency of Alabama,
                               Inc.
                             Financial Horizons Distributors Agency of Ohio,
                               Inc.
                             Financial Horizons Distributors Agency of Oklahoma,
                               Inc.
                             Financial Horizons Securities Corporation
                             Landmark Financial Services of New York, Inc. Nationwide Indemnity Company

                             TRUSTEE AND CHAIRMAN
                             Nationwide Asset Allocation Trust
                             Nationwide Separate Account Trust

                             TRUSTEE AND PRESIDENT
                             Nationwide Insurance Golf Charities, Inc.

      Gordon E. McCutchan    EXECUTIVE VICE PRESIDENT-LAW AND
                             CORPORATE SERVICES AND SECRETARY
                             Nationwide Mutual Insurance Company
                             Nationwide Mutual Fire Insurance Company
                             Nationwide Life Insurance Company
                             Nationwide General Insurance Company
                             Nationwide Property and Casualty Insurance Company
                             Nationwide Life and Annuity Insurance Company
                             Nationwide Financial Services, Inc.

                Nationwide Properties, Ltd.
                Nationwide Realty Investors, Ltd.
                NEA Valuebuilder Investor Services, Inc.
                NEA Valuebuilder Investor Services of Arizona, Inc. Nationwide Financial Institution Distributors Agency, Inc. Colonial County Mutual Insurance Company
                Gates, McDonald & Company of Nevada
                Gates, McDonald & Company of New York, Inc.
                Farmland Mutual Insurance Company
                Lone Star General Agency, Inc.
                Nationwide Agribusiness Insurance Company
                Nationwide Communications Inc.
                Employers Insurance of Wausau A Mutual Company
                National Premium and Benefit Administration Company Nationwide Corporation
                Nationwide Insurance Enterprise Foundation
                Nationwide Investment Services Corporation
                Scottsdale Indemnity Company
                Scottsdale Insurance Company
                Scottsdale Surplus Lines Insurance Company
                Wausau Underwriters Insurance Company
                Wausau Service Corporation
                Wausau Business Insurance Company
                Wausau General Insurance Company

                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE SERVICES American Marine Underwriters, Inc.
                Employers Life Insurance Company of Wausau
                Pension Associations of Wausau, Inc.
                Public Employees Benefit Services Corporation
                Wausau Preferred Health Insurance Company
                Companies Agency, Inc.
                Companies Agency of Alabama, Inc.
                Companies Agency Insurance Services of California
                Companies Agency of Idaho, Inc.
                Companies Agency of Illinois, Inc.
                Companies Agency of Kentucky, Inc.
                Companies Agency of Massachusetts, Inc.
                Companies Agency of New York, Inc.
                Companies Agency of Pennsylvania, Inc.
                Companies Agency of Phoenix, Inc.
                Countrywide Services Corporation
                Wausau International Underwriters


                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE SERVICES
                AND DIRECTOR
                Nationwide Advisory Services, Inc.
                Nationwide Investor Services, Inc.

                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE
                SERVICES, SECRETARY AND DIRECTOR
                California Cash Management Company
                Colonial Insurance Company of Wisconsin
                Gates, McDonald & Company
                GatesMcDonald Health Plus Inc.

                     Nationwide Global Holdings, Inc.
                     National Casualty Company
                     Nationwide Cash Management Company
                     Nationwide Indemnity Company
                     Nationwide Community Urban Redevelopment Corporation

                     VICE CHAIRMAN AND DIRECTOR
                     Neckura Holding Company
                     Neckura Insurance Company
                     Neckura Life Insurance Company

                     SECRETARY
                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.
                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     Landmark Financial Services of New York, Inc.
                     NEA Valuebuilder Investor Services of Alabama, Inc.
                     NEA Valuebuilder Investor Services of Montana, Inc.
                     NEA Valuebuilder Investor Services of  Nevada, Inc.
                     NEA Valuebuilder Investor Services of Ohio, Inc.
                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                     NEA Valuebuilder Investor Services of Wyoming, Inc.

                     SECRETARY AND DIRECTOR
                     Nationwide Agency, Inc.
                     Nationwide HMO, Inc.
                     Nationwide Management Systems, Inc.

                     DIRECTOR
                     MRM Investments, Inc.
                     NWE, Inc.

                     CLERK
                     NEA Valuebuilder Services Insurance Agency, Inc.


 Dimon R. McFerson   CHAIRMAN AND CHIEF EXECUTIVE OFFICER- NATIONWIDE INSURANCE
                     ENTERPRISE AND DIRECTOR
                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance Company
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company
                     Colonial Insurance Company of Wisconsin
                     Nationwide Communications Inc.
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     National Casualty Company

                 Nationwide Financial Services, Inc.
                 Nationwide Global Holdings, Inc.
                 Nationwide Indemnity Company
                 Nationwide Investment Services Corporation
                 California Cash Management Company
                 Nationwide Cash Management Company
                 Employers Insurance of Wausau A Mutual Company
                 Scottsdale Indemnity Company
                 Scottsdale Insurance  Company
                 Scottsdale Surplus Lines Insurance Company
                 Wausau Service Corporation
                 Wausau General Insurance Company
                 Wausau Business Insurance Company
                 Wausau Underwriters Insurance Company

                 CHAIRMAN AND CHIEF EXECUTIVE OFFICER - NATIONWIDE INSURANCE ENTERPRISE, PRESIDENT AND DIRECTOR
                 Nationwide Corporation

                 CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE AND DIRECTOR American Marine Underwriters, Inc.
                 Gates, McDonald and Company
                 GatesMcDonald Health Plus, Inc.
                 Nationwide Investor Services, Inc.
                 Public Employees Benefit Services Corporation
                 Companies Agency, Inc.
                 Companies Agency of Alabama, Inc.
                 Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                 Companies Agency of Illinois, Inc.
                 Companies Agency of Kentucky, Inc.
                 Companies Agency of Massachusetts, Inc.
                 Companies Agency of New York, Inc.
                 Companies Agency of Pennsylvania, Inc.
                 Companies Agency of Phoenix, Inc.
                 Countrywide Services Corporation
                 Employers Life Insurance Company of Wausau
                 Nationwide Advisory Services, Inc.
                 Nationwide Financial Institution Distributors Agency, Inc. Wausau International Underwriters
                 Wausau Preferred Health Insurance Company

                 CHAIRMAN AND DIRECTOR
                 NEA Valuebuilder Investor Services of Arizona, Inc.

                 TRUSTEE AND CHAIRMAN
                 Financial Horizons Investment Trust
                 Nationwide Investing Foundation
                 Nationwide Investing Foundation II

                 CHAIRMAN OF THE BOARD
                 Nationwide Insurance Golf Charities, Inc.

                     CHAIRMAN OF THE BOARD AND DIRECTOR
                     Lone Star General Agency, Inc.
                     Nationwide Community Urban Redevelopment Corporation NEA Valuebuilder Investor Services, Inc.
                     Colonial County Mutual Insurance Company


                     DIRECTOR
                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York

                     CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE AND TRUSTEE Nationwide Insurance Enterprise Foundation

                     MEMBER-BOARD OF MANAGERS, CHAIRMAN OF THE BOARD,
                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE
                     Nationwide Properties, Ltd.
                     Nationwide Realty Investors, Ltd.


 Robert A. Oakley    EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL OFFICER
                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance Company
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company
                     American Marine Underwriters, Inc.
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Employers Life Insurance Company of Wausau
                     National Casualty Company
                     National Premium and Benefit Administration Company
                     The Beak and Wire Corporation
                     Employers Insurance of Wausau A Mutual Company
                     Farmland Mutual Insurance Company
                     Nationwide Financial Institution Distributors Agency, Inc.
                     Lone Star General Agency, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Financial Services, Inc.
                     Nationwide Investment Services Corporation
                     Nationwide Investor Services, Inc.

                           Nationwide Insurance Enterprise Foundation
                           Nationwide Properties, Ltd.
                           Nationwide Realty Investors, Ltd.
                           NEA Valuebuilder Investor Services, Inc.
                           NEA Valuebuilder Investor Services of Arizona, Inc Colonial County Mutual Insurance Company
                           Pension Associates of Wausau, Inc.
                           Public Employees Benefit Services Corporation Scottsdale Indemnity Company
                           Scottsdale Insurance Company
                           Scottsdale Surplus Lines Insurance Company
                           Wausau Business Insurance Company
                           Wausau General Insurance Company
                           Wausau Preferred Health Insurance Company
                           Wausau Service Corporation
                           Wausau Underwriters Insurance Company

                           DIRECTOR, CHAIRMAN OF THE BOARD
                           Neckura Holding Company
                           Neckura Insurance Company
                           Neckura Life Insurance Company

                           EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL
                           OFFICER AND DIRECTOR
                           California Cash Management Company
                           Colonial Insurance Company of Wisconsin
                           Nationwide Cash Management Company
                           Nationwide Community Urban Redevelopment
                           Corporation
                           Nationwide Global Holdings, Inc.
                           MRM Investments, Inc.
                           Nationwide Advisory Services, Inc.
                           Nationwide Indemnity Company

                           EXECUTIVE VICE PRESIDENT
                           Companies Agency Insurance Services of
                           California
                           Wausau International Underwriters

                           DIRECTOR AND VICE CHAIRMAN
                           Leben Direkt Insurance Company
                           Neckura General Insurance Company
                           Auto Direkt Insurance Company


                           DIRECTOR
                           NWE, Inc.
                           Gates, McDonald & Company
                           GatesMcDonald Health Plus Inc.


 Robert J. Woodward, Jr.   EXECUTIVE VICE PRESIDENT-CHIEF INVESTMENT OFFICER
                           Nationwide Mutual Insurance Company
                           Nationwide Mutual Fire Insurance Company
                           Nationwide General Insurance Company
                           Nationwide Property and Casualty Insurance
                            Company

                                    Nationwide Life Insurance
                                    Company Nationwide Life and
                                    Annuity Insurance Company
                                    Colonial County Mutual
                                    Insurance Company Colonial
                                    Insurance Company of
                                    Wisconsin Employers
                                    Insurance of Wausau A
                                    Mutual Company Employers
                                    Life Insurance Company of
                                    Wausau Farmland Mutual
                                    Insurance Company Gates,
                                    McDonald & Company
                                    GatesMcDonald Health Plus,
                                    Inc. Lone Star General
                                    Agency, Inc. National
                                    Casualty Company Nationwide
                                    Financial Services, Inc.
                                    Nationwide Agribusiness
                                    Insurance Company
                                    Nationwide Corporation
                                    Nationwide Insurance
                                    Enterprise Foundation
                                    Nationwide Investment
                                    Services Corporation
                                    Pension Associates of
                                    Wausau, Inc. Public
                                    Employees Benefit Services
                                    Corporation Scottsdale
                                    Indemnity Company
                                    Scottsdale Insurance
                                    Company Scottsdale Surplus
                                    Lines Insurance Company
                                    Wausau Business Insurance
                                    Company Wausau General
                                    Insurance Company Wausau
                                    Preferred Health Insurance
                                    Company Wausau Service
                                    Corporation Wausau
                                    Underwriters Insurance
                                    Company

                                    VICE CHAIRMAN AND DIRECTOR
                                    Nationwide Communications Inc.

                                    DIRECTOR
                                    Nationwide Global Holdings, Inc.


                                    MEMBER-BOARD OF MANAGERS AND VICE CHAIRMAN
                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.

                                    DIRECTOR AND PRESIDENT
                                    California Cash Management Company
                                    MRM Investments, Inc.
                                    Nationwide Cash Management Company
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    NWE, Inc.

                                    DIRECTOR, EXECUTIVE VICE PRESIDENT-CHIEF
                                     INVESTMENT OFFICER
                                    Nationwide Indemnity Company
                                    Nationwide Advisory Services, Inc.

                                    VICE CHAIRMAN AND DIRECTOR
                                    Nationwide Communications Inc.

                                    DIRECTOR
                                    Nationwide Global Holdings, Inc.

                                    TRUSTEE AND VICE CHAIRMAN
                                    Nationwide Asset Allocation Trust
                                    Nationwide Separate Account Trust

      James F. Laird, Jr.           VICE PRESIDENT AND GENERAL MANAGER
                                      AND ACTING TREASURER
                                    Nationwide Advisory Services, Inc.

                                    VICE PRESIDENT AND GENERAL MANAGER
                                     AND ACTING TREASURER AND DIRECTOR
                                    Nationwide Investors Services, Inc.

                                    TREASURER
                                    Nationwide Investing Foundation
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation II
                                    Financial Horizons Investment Trust.
                                    Nationwide Asset Allocation Trust


      Christopher A. Cray           TREASURER
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.

                                    ASSISTANT TREASURER
                                    Nationwide Investing Foundation
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation II
                                    Financial Horizons Investment Trust
                                    Nationwide Asset Allocation Trust


     W. Sidney Druen                SENIOR VICE PRESIDENT AND GENERAL
                                    COUNSEL AND ASSISTANT SECRETARY
                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance
                                     Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty
                                     Insurance Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Employers Life Insurance Company of Wausau
                                    Wausau Business Insurance Company
                                    Wausau General Insurance Company
                                    Wausau Underwriters Insurance Company
                                    Wausau Preferred Health Insurance Company
                                    Wausau Service Corporation

                                    SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                                    Affiliate Agency, Inc.
                                    Affiliate Agency of Ohio, Inc.
                                    American Marine Underwriters, Inc.
                                    The Beak and Wire Corporation

                         California Cash Management Company
                         Colonial County Mutual Insurance Company
                         Colonial Insurance Company of California
                         Farmland Mutual Insurance Company
                         Nationwide Agribusiness Insurance Company
                         Nationwide Financial Services, Inc.
                         Nationwide Financial Institution Distributors Agency, Inc.
                         Financial Horizons Distributors Agency of
                          Alabama, Inc.
                         Financial Horizons Distributors Agency of
                          Ohio, Inc.
                         Financial Horizons Distributors Agency of
                          Oklahoma, Inc.
                         Financial Horizons Securities Corporation
                         Gates, McDonald & Company
                         Gates, McDonald & Company of Nevada
                         Gates, McDonald & Company of New York, Inc.
                         GatesMcDonald Health Plus, Inc.
                         Landmark Financial Services of New York, Inc. National Casualty Company
                         Nationwide Cash Management Company
                         Nationwide Communications Inc.
                         Nationwide Corporation
                         Nationwide Global Holdings, Inc.
                         Nationwide Investment Services Corporation
                         Companies Agency, Inc.
                         Companies Agency Insurance Services of California Companies Agency of Alabama, Inc.
                         Companies Agency of Idaho, Inc.
                         Companies Agency of Illinois, Inc.
                         Companies Agency of Kentucky, Inc.
                         Companies Agency of Massachusetts, Inc.
                         Companies Agency of New York, Inc.
                         Companies Agency of Pennsylvania, Inc.
                         Companies Agency of Phoenix, Inc.
                         Countrywide Services Corporation
                         Lone Star General Agency Inc.
                         Nationwide Insurance Enterprise Foundation
                         Nationwide Indemnity Company
                         Nationwide Properties, Ltd.
                         Nationwide Realty Investors, Ltd.
                         NEA Valuebuilder Investor Services, Inc.
                         NEA Valuebuilder Investor Services of Alabama, Inc. NEA Valuebuilder Investor Services of Arizona, Inc. NEA Valuebuilder Investor Services of Montana, Inc. NEA Valuebuilder Investor Services of Nevada, Inc. NEA Valuebuilder Investor Services of Ohio, Inc.
                         NEA Valuebuilder Investor Services of Oklahoma, Inc. NEA Valuebuilder Investor Services of Wyoming, Inc. NEA Valuebuilder Services Insurance Agency, Inc.
                         MRM Investments, Inc.
                         NWE, Inc.
                         PEBSCO of Massachusetts Insurance Agency, Inc. Pension Associates of Wausau, Inc.
                         Public Employees Benefit Services Corporation
                         Public Employees Benefit Services Corporation of
                          Alabama
                         Public Employees Benefit Services Corporation of
                          Arkansas

                         Public Employees Benefit Services Corporation of
                          Montana
                         Public Employees Benefit Services Corporation of
                          New Mexico Scottsdale Indemnity
                         Company Scottsdale
                         Insurance Company
                         Scottsdale Surplus Lines
                         insurance Company Wausau
                         International Underwriters

                         SENIOR VICE PRESIDENT AND GENERAL COUNSEL AND DIRECTOR Nationwide Community Urban Redevelopment Corporation

                         GENERAL COUNSEL
                         Nationwide Insurance Golf Charities, Inc.


  Rae Mercer Pollina     SECRETARY
                         NationwideAdvisory  Services, Inc.
                         Nationwide Investors Services, Inc.
                         Nationwide Investing Foundation
                         Nationwide Separate Account Trust
                         Nationwide Investing Foundation II
                         Financial Horizons Investment Trust
                         Nationwide Asset Allocation Trust


 Peter J. Neckermann     VICE PRESIDENT - ECONOMIC AND INVESTMENT SERVICES
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide General Insurance Company
                         Nationwide Property and Casualty Insurance Company
                         Nationwide Life Insurance Company
                         Nationwide Life and Annuity Insurance Company
                         Nationwide Indemnity Company

                         VICE PRESIDENT
                         Nationwide Advisory Services, Inc.

                         DIRECTOR
                         Leben Direkt Insurance Company
                         Nationwide Investors Services, Inc.
                         Neckura Holding Company

                         ASSISTANT TREASURER
                         Financial Horizons Investment Trust
                         National Casualty Company
                         National Premium and Benefit Administration Company Nationwide Investing Foundation
                         Nationwide Investing Foundation II
                         Nationwide Separate Account Trust
                         Nationwide Asset Allocation Trust


Edwin P. McCausland, Jr. VICE PRESIDENT-FIXED INCOME SECURITIES
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide General Insurance Company

                         Nationwide Property and Casualty Insurance
                                  Company
                         Nationwide Life Insurance
                         Company Nationwide Life and
                         Annuity Insurance Company
                         California Cash Management
                         Company Colonial Insurance
                         Company of Wisconsin
                         Employers Insurance of
                         Wausau A Mutual Company
                         Employers Life Insurance
                         Company of Wausau Farmland
                         Mutual Insurance Company
                         Financial Horizons
                         Investment Trust Gates,
                         McDonald & Company
                         GatesMcDonald Health Plus,
                         Inc. National Casualty
                         Company Nationwide
                         Agribusiness Insurance
                         Company Nationwide Cash
                         Management Company
                         Nationwide Indemnity
                         Company Nationwide
                         Insurance Enterprise
                         Foundation Scottsdale
                         Indemnity Company
                         Scottsdale Insurance
                         Company Scottsdale Surplus
                         Lines Insurance Company
                         Wausau Business Insurance
                         Company Wausau General
                         Insurance Company Wausau
                         Preferred Health Insurance
                         Company Wausau Service
                         Corporation Wausau
                         Underwriters Insurance
                         Company
                         VICE PRESIDENT-FIXED INCOME
                         Nationwide Advisory
                         Services, Inc.

                         ASSISTANT TREASURER
                         Nationwide Asset Allocation Trust
                         Nationwide Investing Foundation
                         Nationwide Investing Foundation II
                         Nationwide Separate Account Trust


Joseph P. Rath           VICE PRESIDENT-PRODUCT AND MARKET COMPLIANCE
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide Property and Casualty Insurance Company
                         Nationwide Life Insurance Company
                         Nationwide Life and Annuity Insurance Company

                         VICE PRESIDENT-COMPLIANCE
                         Nationwide Advisory Services, Inc.
                         Nationwide Investment Services Corporation

                         VICE PRESIDENT-CHIEF COMPLIANCE OFFICER
                         Nationwide Financial Services, Inc.


William G. Goslee        VICE PRESIDENT
                         Nationwide Advisory Services, Inc.

                         ASSISTANT TREASURER
                         Nationwide Asset Allocation Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

      Farmland Mutual Insurance Company
      Nationwide Agribusiness Insurance Company
      1963 Bell Avenue
      Des Moines, Iowa 50315-1000
      Colonial Insurance Company of Wisconsin
      3455 Mill Run Drive, 5th Floor
      Hilliard, Ohio 43026

      Employers Insurance of Wausau A Mutual Company
      2000 Westwood Drive
      Wausau, Wisconsin 54401-7881

      Scottsdale Insurance Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      National Casualty Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      Lone Star General Agency, Inc.
      P.O. Box 14700
      Austin, Texas 78761

      Auto Direkt Insurance Company
      Columbus Insurance Brokerage and Service, GMBH
      Leben Direkt Insurance Company
      Neckura General Insurance Company
      Neckura Holding Company
      Neckura Insurance Company
      Neckura Life Insurance Company
      John E. Fisher Str. 1
      61440 Oberursel/Ts.
      Germany

      Public Employees Benefit Services Corporation
      Two Nationwide Plaza
      Columbus, Ohio 43215

      Nationwide Advisory Services, Inc.
      Nationwide Investors Services, Inc.
      Three Nationwide Plaza,  Columbus, Ohio 43215

(b)   Information for the Subadviser of the S&P 500 Index Fund

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

ITEM 29. PRINCIPAL UNDERWRITERS
         (a)  See Item 28 above.
         (b)  Nationwide Advisory Services, Inc.


                                                                 Position with                  Position
            Name                  Business Address                Underwriter               With Registrant
            ----                  ----------------                -----------               ---------------
Dimon R. McFerson             One Nationwide Plaza       Chairman and CEO                Chairman of Board of
                              Columbus  OH 43215                                         Trustees

Joseph J. Gasper              One Nationwide Plaza       President and Director          Vice Chairman of Board
                              Columbus  OH 43215                                         of Trustees

Gordon E. McCuthan            One Nationwide Plaza       Exec. VP - Law and              N/A
                              Columbus  OH 43215         Corporate Services and
                                                         Director

Robert A. Oakley              One Nationwide Plaza       Exec. VP - Chief Financial      N/A
                              Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.       One Nationwide Plaza       Exec. VP - Chief Investment     Trustee
                              Columbus  OH 43215         Officer and Director

William S. Druen              One Nationwide Plaza       Sr. VP - General Counsel        N/A
                              Columbus  OH 43215         and Assistant Secretary

James F. Laird, Jr.           Three Nationwide Plaza     VP - General Manager            Treasurer
                              Columbus OH 43215

Edwin P. McCausland           One Nationwide Plaza       VP - Fix Income Securities      Assistant Treasurer
                              Columbus  OH 43215

Joseph P. Rath                One Nationwide Plaza       VP - Compliance                 N/A
                              Columbus  OH 43215

Peter J. Neckermann           One Nationwide Plaza       Vice President                  Assistant Treasurer
                              Columbus  OH 43215

William G. Goslee             One Nationwide Plaza       Vice President                  N/A
                              Columbus  OH 43215

Christopher A. Cray           Three Nationwide Plaza     Treasurer                       Assistant Treasurer
                              Columbus OH 43215

Rae M. Pollina                Three Nationwide Plaza     Secretary                       N/A
                              Columbus OH 43215




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         Christopher A. Cray
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

ITEM 31. MANAGEMENT SERVICES
         Not applicable.

ITEM 32. UNDERTAKINGS

         (1) The Trust undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months of the effective date of the Registrant's Registration Statement for the Nationwide S&P 500 Index Fund.

         (2) The Trust undertakes to file a post-effective amendment relating to the Nationwide Mid Cap Growth Fund, Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Intermediate U.S. Government Bond Fund and Nationwide Money Market Fund (collectively, the "Funds") adding the financial statements and the financial highlights reflecting the results of the reorganization of certain predecessor funds into the Funds. This post-effective amendment will be effective prior to any public offering of the shares of the Funds.

         (3) The Trust undertakes to hold a shareholder meeting, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and to assist shareholders in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 2nd day of January 1998.

                       NATIONWIDE INVESTING FOUNDATION III

                              By: JAMES F. LAIRD, JR.
                                 ------------------------------
                                 James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 2ND DAY OF JANUARY 1998.


Signature & Title
------------------

Principal Executive Officer

DIMON R. McFERSON*
-------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.                                           DAVID C. WETMORE*
------------------                                            --------------------------
James F. Laird, Jr., Treasurer                                David C. Wetmore, Trustee

JOHN C. BRYANT*                                               *By: JAMES F. LAIRD, JR.
---------------                                                   -----------------------
John C. Bryant, Trustee                                          James F. Laird, Jr., Attorney-In-Fact

C. BRENT DEVORE
---------------
C. Brent Devore, Trustee

SUE A. DOODY*
-------------
Sue A. Doody, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

CHARLES L. FUELLGRAF, JR.*
------------------------
Charles L. Fuellgraf, Jr., Trustee

THOMAS J. KERR, IV*
--------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
--------------------
Douglas F. Kridler, Trustee

NANCY C. THOMAS*
----------------
Nancy C. Thomas, Trustee

HAROLD W. WEIHL*
----------------
Harold W. Weihl, Trustee